UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23410

FROST FAMILY OF FUNDS

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of Principal Executive Offices, Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-877-713-7678

Date of fiscal year end: July 31, 2020

Date of reporting period: January 31, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Frost

INVESTMENT ADVISORS

Frost Family of Funds

SEMI-ANNUAL REPORT

January 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-877-71-FROST (1-877-713-7678).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-71-FROST (1-877-713-7678). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Frost Funds if you invest directly with the Funds.

Investment Adviser:
Frost Investment Advisors, LLC

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after period end. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

LETTER TO SHAREHOLDERS (Unaudited)

Dear Shareholders:

Following 2018’s fourth-quarter market relapse, global equity returns for 2019 heralded a broad recovery, easily surpassing investor expectations. Although investors have been generally skeptical since the beginning of the market’s decade-long recovery, this distrust was especially appropriate during the last quarter of 2018 on the heels of Fed rate hikes, trade war flare-ups, anemic corporate earnings and polarizing politics. By the close of 2019, a number of issues that were earlier market concerns had been or were being resolved.

There is now a signed agreement with China which should help mitigate simmering trade tensions in Asia, and reduce cross-tariff threats and investor concerns. This agreement followed a recently approved treaty between the U.S., Canada and Mexico, mitigating some uncertainty facing the manufacturing sector in 2020, perhaps helping counter last year’s downward trend in factory output.

Other positive developments included some resolution for Brexit, with the country’s mid-December elections reaffirming that the British were indeed exiting the European Union. While the final economic effect is still an unknown, the exit decision has removed one of the unresolved issues impacting markets globally over the past three-and-a-half years. Here at home, investors are factoring in the state of monetary policies, manufacturing and our global trading partners, while also gauging the health of the consumer, the improving jobs markets and housing. The housing slowdown of 2018 has turned the corner courtesy of lower interest rates and we also expect that the recent negative turn in corporate earnings will shortly reverse back into positive territory, given signs that the global economy is gaining some traction.

To date, the momentum carrying the markets last year has continued into 2020, despite headwinds wrought by a new viral outbreak from China (Coronavirus). There are still some unknowns, including the ultimate loss of life but past history has shown the effect of these outbreaks are often short-lived and followed by market recoveries. There are also other distinct concerns globally (Russia, Iran and North Korea) and at home (upcoming elections). We continue to see positive economic data relating to the consumer amid still muted inflation fears. As we’ve noted in past commentaries, Frost Investment Advisors will continue to work to provide shareholders with a slate of quality offerings to manage through these challenging markets and economic volatility.

We appreciate your continued confidence in our team.

Sincerely,

Tom Stringfellow

President, Frost Investment Advisors

Past performance does not guarantee future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. Investment performance reflects voluntary fee waivers in effect. Absent these waivers, total return and yield would be reduced. There can be no assurance that Frost Investment Advisors, LLC will continue to waive fees. For performance data current to the most recent month end, please call 877.713.7678.

The information provided in this report should not be considered a recommendation to purchase or sell any particular security. These views are subject to change and are not intended to predict or guarantee the future performance of any individual security or the markets in general. There is no assurance that any securities discussed herein will remain in an account’s portfolio at the time you receive this report or that securities sold have not been repurchased. The securities discussed do not represent an account’s entire portfolio and in the aggregate may represent only a small percentage of an account’s portfolio holdings.

Mutual fund investing involves risk including possible loss of principal. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. The primary risk of derivative instruments is that changes in the market value of securities held by the fund and of the derivative instruments relating to those securities may not be proportionate. Derivatives are also subject to illiquidity and counter party risk. Diversification does not protect against market loss.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK§ — 99.0%

Communication Services — 13.8%

Alphabet, Cl A*	8,254	$11,826,166

Alphabet, Cl C*	7,720	11,072,256

Comcast, Cl A	131,000	5,657,890

Electronic Arts*	38,000	4,100,960

Facebook, Cl A*	57,690	11,648,188

Netflix*	13,000	4,486,170

		48,791,630

Consumer Discretionary — 18.5%

Alibaba Group Holding ADR*	25,000	5,164,750

Amazon.com*	13,121	26,356,415

Booking Holdings*	2,170	3,972,294

Home Depot	43,090	9,828,829

Las Vegas Sands	49,000	3,200,190

NIKE, Cl B	40,000	3,852,000

O’Reilly Automotive*	10,000	4,061,000

Starbucks	52,550	4,457,816

TJX	73,000	4,309,920

		65,203,214

Consumer Staples — 1.5%

Costco Wholesale	17,132	5,234,169

Energy — 1.0%

EOG Resources	46,500	3,390,315

Financials — 3.1%

JPMorgan Chase	48,500	6,419,460

Moody’s	17,405	4,469,430

		10,888,890

Description	Shares	Value

Health Care — 15.5%

AbbVie	60,000	$4,861,200

Becton Dickinson	19,750	5,434,805

Boston Scientific*	155,000	6,489,850

Danaher	43,750	7,038,063

Edwards Lifesciences*	9,500	2,088,670

Humana*	16,000	5,379,840

Merck	65,000	5,553,600

UnitedHealth Group	22,800	6,211,860

Vertex Pharmaceuticals*	29,000	6,584,450

Zoetis, Cl A	36,735	4,930,204

		54,572,542

Industrials — 5.0%

Canadian Pacific Railway	21,540	5,725,547

Fortive	52,000	3,896,360

Northrop Grumman	12,000	4,494,840

Union Pacific	20,000	3,588,400

		17,705,147

Information Technology — 36.7%

Adobe*	19,000	6,671,660

Apple	58,396	18,074,146

Applied Materials	90,000	5,219,100

Autodesk*	18,000	3,543,300

Mastercard, Cl A	49,410	15,610,595

Microsoft	180,500	30,726,515

PayPal Holdings*	57,520	6,550,953

salesforce.com*	60,635	11,054,367

ServiceNow*	19,000	6,426,370

Visa, Cl A	84,600	16,832,862

Workday, Cl A*	34,000	6,277,420

Xilinx	28,000	2,365,440

		129,352,728

Materials — 2.6%

Sherwin-Williams	9,000	5,012,910

Vulcan Materials	30,000	4,248,900

		9,261,810

Real Estate — 1.3%

American Tower‡	19,500	4,518,930

Total Common Stock (Cost $180,238,219)		348,919,375

CASH EQUIVALENT — 1.0%

Federated Government Obligations Fund, Cl I, 1.450%** (Cost $3,430,139)	3,430,138	3,430,138

Total Investments — 100.0% (Cost $183,668,358)		$352,349,513

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

Percentages are based on Net Assets of $352,348,070.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2020.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 97.1%

Communication Services — 6.4%

Comcast, Cl A	4,677	$202,000

Fox	6,746	250,142

Verizon Communications	5,725	340,294

Walt Disney	779	107,743

		900,179

Consumer Discretionary — 8.7%

Carnival	5,033	219,087

Expedia Group	1,876	203,452

Las Vegas Sands	2,688	175,553

Lowe’s	2,346	272,699

PVH	1,108	96,584

Sony ADR	3,798	266,544

		1,233,919

Consumer Staples — 10.1%

Constellation Brands, Cl A	1,174	221,064

CVS Health	4,167	282,606

Ingredion	2,554	224,752

Philip Morris International	2,775	229,492

Procter & Gamble	1,643	204,751

Tyson Foods, Cl A	3,230	266,895

		1,429,560

Energy — 7.5%

Chevron	3,074	329,348

Occidental Petroleum	7,678	304,970

Royal Dutch Shell ADR, Cl B	4,095	218,182

Description	Shares	Value

Valero Energy	2,461	$207,487

		1,059,987

Financials — 24.3%

American Express	2,674	347,272

American International Group	3,634	182,645

Aon	686	151,092

Bank of America	11,219	368,320

Berkshire Hathaway, Cl B*	1,621	363,801

Capital One Financial	2,487	248,203

Cboe Global Markets	917	112,993

Chubb	932	141,655

Citigroup	2,942	218,914

Fidelity National Financial	6,658	324,577

JPMorgan Chase	3,260	431,494

KeyCorp	7,271	136,040

Nasdaq	1,667	194,139

Progressive	1,500	121,035

Wells Fargo	2,161	101,437

		3,443,617

Health Care — 12.9%

AbbVie	1,897	153,695

Anthem	1,232	326,825

AstraZeneca ADR	5,777	281,340

Bristol-Myers Squibb	2,251	141,700

Elanco Animal Health*	7,152	220,997

Johnson & Johnson	1,972	293,572

Medtronic	2,204	254,430

Merck	1,808	154,475

		1,827,034

Industrials — 10.8%

Delta Air Lines	4,549	253,561

Eaton	2,609	246,472

Johnson Controls International	3,851	151,922

Kansas City Southern	892	150,472

L3Harris Technologies	825	182,597

Raytheon	1,487	328,538

Union Pacific	1,169	209,742

		1,523,304

Information Technology — 7.4%

Cisco Systems	3,163	145,403

Corning	10,854	289,693

Fidelity National Information Services	2,278	327,258

Microsoft	1,626	276,794

		1,039,148

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST VALUE EQUITY FUND

Description	Shares	Value

Materials — 1.4%

DuPont de Nemours	3,901	$199,652

Real Estate — 2.9%

Healthpeak Properties‡	4,538	163,323

Weyerhaeuser‡	8,733	252,820

		416,143

Utilities — 4.7%

Entergy	1,735	228,187

Evergy	3,045	219,727

FirstEnergy	4,244	215,553

		663,467

Total Common Stock (Cost $12,615,392)		13,736,010

CASH EQUIVALENT — 4.0%

Federated Government Obligations Fund, Cl I, 1.450%** (Cost $566,548)	566,548	566,548

Total Investments — 101.1% (Cost $13,181,940)		$14,302,558

Percentages are based on Net Assets of $14,151,449.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2020.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020 , there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 98.2%

Communication Services — 2.9%

Omnicom Group	438	$32,986

Take-Two Interactive Software*	193	24,055

		57,041

Consumer Discretionary — 10.5%

Advance Auto Parts	135	17,786

Best Buy	148	12,534

Columbia Sportswear	94	8,829

Darden Restaurants	75	8,732

Dollar Tree*	193	16,805

DR Horton	274	16,221

Expedia Group	68	7,375

Garmin	135	13,088

H&R Block	407	9,442

Hilton Worldwide Holdings	94	10,133

Leggett & Platt	303	14,420

MGM Resorts International	407	12,641

Thor Industries	193	15,540

Tractor Supply	270	25,097

Vail Resorts	25	5,863

VF	126	10,454

		204,960

Consumer Staples — 3.6%

Archer-Daniels-Midland	578	25,871

Church & Dwight	213	15,809

Clorox	68	10,697

Hormel Foods	400	18,904

		71,281

Description	Shares	Value

Energy — 3.0%

Diamondback Energy	220	$16,368

Noble Energy	848	16,765

Patterson-UTI Energy	1,123	8,917

Williams	773	15,993

		58,043

Financials — 12.9%

Cboe Global Markets	185	22,796

Cincinnati Financial	389	40,825

Commerce Bancshares	427	28,891

Discover Financial Services	294	22,088

First Republic Bank	83	9,203

M&T Bank	185	31,176

Progressive	565	45,590

Tradeweb Markets, Cl A	337	15,563

Webster Financial	365	16,374

Western Alliance Bancorp	351	19,386

		251,892

Health Care — 11.4%

ABIOMED*	74	13,785

BioMarin Pharmaceutical*	135	11,272

Cardinal Health	174	8,911

Centene*	468	29,395

Cerner	295	21,190

Charles River Laboratories International*	137	21,177

DENTSPLY SIRONA	213	11,928

Elanco Animal Health*	759	23,453

Exact Sciences*	165	15,391

Neurocrine Biosciences*	85	8,507

Quest Diagnostics	137	15,162

Sage Therapeutics*	193	12,792

Zimmer Biomet Holdings	193	28,545

		221,508

Industrials — 14.1%

Hexcel	165	12,246

Huntington Ingalls Industries	123	32,103

Ingersoll-Rand	193	25,714

JB Hunt Transport Services	244	26,335

Macquarie Infrastructure	630	27,789

Masco	687	32,646

Parker-Hannifin	176	34,442

Republic Services, Cl A	303	28,800

Robert Half International	687	39,963

Snap-on	94	15,005

		275,043

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

Description	Shares	Value

Information Technology — 19.1%

Advanced Micro Devices*	450	$21,150

Akamai Technologies*	225	21,004

Amphenol, Cl A	138	13,727

ANSYS*	74	20,300

Atlassian, Cl A*	82	12,054

Coherent*	92	13,012

EPAM Systems*	92	20,989

Fiserv*	245	29,059

Global Payments	108	21,109

IAC/InterActiveCorp*	38	9,256

Keysight Technologies *	138	12,833

KLA	82	13,591

Lam Research	48	14,314

Marvell Technology Group	772	18,559

Motorola Solutions	119	21,063

NortonLifeLock	387	10,998

Palo Alto Networks*	38	8,922

Paycom Software*	33	10,499

Splunk*	133	20,650

Square, Cl A*	297	22,183

Synopsys*	138	20,356

Western Digital	274	17,947

		373,575

Materials — 4.4%

Celanese, Cl A	244	25,254

Newmont Goldcorp	517	23,296

Packaging Corp of America	101	9,671

Vulcan Materials	193	27,334

		85,555

Real Estate — 9.2%

Apartment Investment & Management, Cl A‡	517	27,251

AvalonBay Communities‡	81	17,552

Boston Properties‡	193	27,667

Digital Realty Trust‡	193	23,737

Regency Centers‡	352	21,838

SBA Communications, Cl A‡	40	9,982

Welltower‡	303	25,728

WP Carey‡	303	25,488

		179,243

Utilities — 7.1%

CenterPoint Energy	848	22,455

Evergy	352	25,400

FirstEnergy	630	31,998

WEC Energy Group	303	30,267

Description	Shares	Value

Xcel Energy	407	$28,160

		138,280

Total Common Stock (Cost $1,745,558)		1,916,421

CASH EQUIVALENT — 1.8%

Federated Government Obligations Fund, Cl I, 1.450%** (Cost $34,522)	34,522	34,522

Total Investments — 100.0% (Cost $1,780,080)		$1,950,943

Percentages are based on Net Assets of $1,950,357.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2020.
‡	Real Estate Investment Trust

Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 25.4%

Agency Mortgage-Backed Obligation — 12.1%

FHLMC
3.084%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	$7,181,470	$7,400,347
3.000%, 07/01/34	90,893,455	93,682,269
2.500%, 07/01/34	51,550,635	52,483,788
2.372%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	7,861,328	7,984,707
1.125%, 08/12/21	1,000,000	995,694

FHLMC REMIC, Ser 2010-3747, Cl HX 4.500%, 11/15/39	14,773,000	15,673,428

FHLMC REMIC, Ser 2011-3898, Cl FC 2.186%, VAR LIBOR USD 1 Month+0.510%, 11/15/36	2,038,255	2,043,147

FHLMC, Ser 2012-293, Cl IO, IO 4.000%, 11/15/32	1,445,679	206,235

FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	9,034,408	10,144,803

Description	Face Amount	Value

FHLMC, Ser 2012-4029, Cl LI, IO 3.000%, 01/15/27	$6,115,420	$356,841

FHLMC, Ser 2012-4054, Cl HI, IO 3.000%, 05/15/26	3,364,449	119,002

FHLMC, Ser 2012-4077, Cl AI, IO 3.000%, 01/15/27	9,270,318	486,094

FHLMC, Ser 2012-4106, Cl YI, IO 2.500%, 09/15/27	3,678,823	235,597

FHLMC, Ser 2012-4116, Cl MI, IO 4.000%, 10/15/42	33,068,257	4,412,999

FHLMC, Ser 2012-4116, Cl PI, IO 4.000%, 10/15/42	10,618,358	1,982,152

FHLMC, Ser 2012-4134, Cl BI, IO 2.500%, 11/15/27	10,501,316	653,003

FHLMC, Ser 2012-4136, Cl PI, IO 3.000%, 11/15/32	19,416,002	2,005,848

FHLMC, Ser 2012-4148, Cl LI, IO 2.500%, 12/15/27	6,311,744	403,532

FHLMC, Ser 2013-4213, Cl IG, IO 4.000%, 06/15/43	17,697,191	2,235,789

FHLMC, Ser 2014-4349, Cl KI, IO 3.000%, 04/15/33	11,344,707	854,678

FHLMC, Ser 2015-4457, Cl EI, IO 3.500%, 02/15/45	2,116,659	181,712

FHLMC, Ser 2015-4492, Cl MA 4.000%, 07/15/43	4,416,679	4,610,099

FHLMC, Ser 2016-4572, Cl LG 2.500%, 08/15/45	2,975,607	3,050,131

FHLMC, Ser 2017-4655, Cl HA 3.500%, 01/15/42	10,155,891	10,399,107

FHLMC, Ser 2017-4662, Cl VC 3.500%, 08/15/35	5,000,000	5,285,245

FHLMC, Ser 2017-4671, Cl ME 3.000%, 02/15/43	12,726,000	13,019,221

FHLMC, Ser 2017-4675, Cl VE 3.500%, 08/15/37	4,707,000	5,062,511

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

FHLMC, Ser 2017-4679, Cl HA 4.000%, 06/15/44	$4,840,129	$5,015,561

FHLMC, Ser 2017-4747, Cl HP 3.500%, 02/15/45	2,445,019	2,542,074

FHLMC, Ser 2018-4773, Cl DM 4.000%, 09/15/42	5,000,000	5,212,755

FHLMC, Ser 2019-4908, Cl AS, IO 4.424%, VAR ICE LIBOR USD 1 Month+6.100%, 01/25/45	25,667,243	4,631,788

FNMA
5.500%, 04/01/38 to 05/01/44	7,405,599	8,344,826
4.500%, 08/01/41	5,479,939	5,989,659
4.354%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.260%, 01/01/38	1,841,190	1,948,716
4.000%, 03/01/47	1,748,131	1,882,145
3.314%, VAR ICE LIBOR USD 12 Month+1.755%, 02/01/42	3,585,801	3,694,781
3.000%, 10/01/32 to 01/01/50	66,733,719	68,089,304
2.875%, 10/30/20	5,000,000	5,049,310
2.810%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	4,152,889	4,255,715
2.710%, 08/01/23	265,532	273,771
2.500%, 11/01/31	15,644,413	16,029,510
2.250%, 10/30/24	10,000,000	10,397,680

FNMA REMIC, Ser 2017-52, Cl DI, IO 4.500%, 07/25/47	15,849,456	1,994,155

FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	2,680,107	474,468

FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	2,197,157	287,535

FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	4,171,852	606,852

FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	2,974,690	375,894

FNMA STRIPS, Ser 2011-407, Cl 2, IO 4.000%, 03/25/41	4,563,635	600,840

FNMA, Ser 2010-155, Cl JC 4.000%, 12/25/39	23,867,925	24,936,903

FNMA, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	2,846,202	206,929

Description	Face Amount	Value

FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	$5,000,000	$5,199,459

FNMA, Ser 2012-31, Cl LI, IO 4.000%, 07/25/40	4,461,428	228,130

FNMA, Ser 2012-410, Cl C5, IO 3.500%, 05/25/27	10,612,877	707,899

FNMA, Ser 2012-61, Cl KI, IO 4.000%, 12/25/41	14,883,424	1,414,291

FNMA, Ser 2012-68, Cl GY 3.000%, 07/25/32	5,000,000	5,287,998

FNMA, Ser 2013-104, Cl TI, IO 3.000%, 08/25/32	8,046,914	414,185

FNMA, Ser 2013-36, Cl MH 2.500%, 12/25/36	7,985,202	8,087,772

FNMA, Ser 2014-40, Cl GI, IO 3.000%, 06/25/33	10,216,640	1,028,355

FNMA, Ser 2014-59, Cl CI, IO 3.000%, 08/25/40	2,994,164	180,279

FNMA, Ser 2015-421, Cl C1, IO 3.000%, 05/25/30	7,091,956	615,560

FNMA, Ser 2017-4, Cl VD 3.500%, 06/25/37	10,000,000	10,453,234

FNMA, Ser 2017-53, Cl KA 3.500%, 12/25/43	5,666,572	5,848,483

FNMA, Ser 2019-44, Cl CI, IO 4.000%, 08/25/59	14,794,971	2,748,910

FNMA, Ser 2019-44, Cl PI, IO 4.000%, 08/25/49	17,983,821	2,378,956

GNMA REMIC, Ser 2011-125, Cl BI, IO 4.000%, 12/20/30	3,899,168	114,885

GNMA, Ser 2013-170, Cl QI, IO 5.500%, 11/20/43 (A)	16,280,914	3,398,942

GNMA, Ser 2013-36, Cl GD 3.000%, 03/20/43	2,000,000	2,105,565

GNMA, Ser 2013-42, Cl MI, IO 3.500%, 04/20/41	3,265,125	244,595

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

GNMA, Ser 2013-62, Cl NI, IO 4.000%, 08/20/40	$7,482,880	$701,636

GNMA, Ser 2014-151, Cl HI, IO 3.500%, 07/20/39	4,593,029	86,182

GNMA, Ser 2014-32, Cl CI, IO 4.000%, 03/20/43	4,503,404	468,207

GNMA, Ser 2014-44, Cl IO, IO 4.000%, 11/16/26	10,916,079	831,112

GNMA, Ser 2015-17, Cl JI, IO 3.500%, 05/20/28	10,242,094	703,885

GNMA, Ser 2016-H14, Cl FA 2.494%, VAR ICE LIBOR USD 1 Month+0.800%, 06/20/66	2,636,665	2,654,991

GNMA, Ser 2017-137, Cl DI, IO 3.000%, 02/20/47	10,239,165	393,137

GNMA, Ser 53, Cl A 2.250%, 09/16/44	4,665,634	4,674,632

		479,780,430

Commercial Mortgage-Backed Obligation — 10.4%

Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ 6.786%, 02/10/51 (A)	240,943	246,203

Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B 6.786%, 02/10/51 (A) (B)	4,925,000	3,201,250

BANK, Ser 2018-BN10, Cl A5 3.688%, 02/15/61	10,000,000	11,117,855

BANK, Ser 2018-BN13, Cl A5 4.217%, 08/15/61 (A)	3,000,000	3,462,001

BANK, Ser 2018-BN14, Cl A3 3.966%, 09/15/60	10,000,000	11,382,164

BANK, Ser 2019-BN16, Cl A4 4.005%, 02/15/52	4,500,000	5,147,109

BBCMS Trust, Ser 2015-STP, Cl D 4.427%, 09/10/28 (A) (B)	5,000,000	5,021,806

Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ 5.561%, 01/12/45 (A)	14,150,000	12,217,510

Description	Face Amount	Value

Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C 4.192%, 06/10/48 (A)	$5,000,000	$5,269,513

Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4 3.465%, 09/15/50	5,000,000	5,456,713

Commercial Mortgage Trust, Ser 2012- CR2, Cl C 4.992%, 08/15/45 (A)	1,000,000	1,037,845

Commercial Mortgage Trust, Ser 2012- CR2, Cl D 4.992%, 08/15/45 (A) (B)	224,200	231,039

Commercial Mortgage Trust, Ser 2014- LC15, Cl D 5.150%, 04/10/47 (A) (B)	9,500,000	9,784,747

Commercial Mortgage Trust, Ser 2014- UBS6, Cl C 4.597%, 12/10/47 (A)	4,000,000	4,154,103

Commercial Mortgage Trust, Ser 2015- DC1, Cl D 4.455%, 02/10/48 (A) (B)	9,000,000	8,327,981

Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 5.997%, 02/15/41 (A) (B)	4,107,435	254,661

Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL 1.919%, VAR ICE LIBOR USD 1 Month+0.250%, 04/15/37	112,303	107,731

Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX 4.877%, 04/15/37	10,037	9,980

CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl A4 4.053%, 03/15/52	10,000,000
		11,379,585

CSMC Trust, Ser 2019-AFC1, Cl A1 2.573%, 07/25/49 (B)	13,675,030	13,738,814

DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.878%, 11/10/46 (A) (B)	1,450,000	1,484,294

Deutsche Bank Commercial Mortgage Trust, Ser 2017-C6, Cl A5 3.328%, 06/10/50	5,000,000	5,405,506

FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3 8.248%, 11/25/52 (A) (B)	37,278,197	37,446,408

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

FREMF Mortgage Trust, Ser 2011-K15, Cl B 5.129%, 08/25/44 (A) (B)	$4,000,000	$4,151,494

FREMF Mortgage Trust, Ser 2012-K21, Cl C 4.068%, 07/25/45 (A) (B)	5,000,000	5,194,232

FREMF Mortgage Trust, Ser 2012-K22, Cl C 3.812%, 08/25/45 (A) (B)	4,500,000	4,658,986

FREMF Mortgage Trust, Ser 2013-K26, Cl C 3.721%, 12/25/45 (A) (B)	5,000,000	5,186,688

FREMF Mortgage Trust, Ser 2015-K720, Cl B 3.509%, 07/25/22 (A) (B)	5,000,000	5,128,831

FREMF Mortgage Trust, Ser 2015-K720, Cl C 3.509%, 07/25/22 (A) (B)	8,000,000	8,094,055

FREMF Mortgage Trust, Ser 2015-K721, Cl C 3.681%, 11/25/47 (A) (B)	14,000,000	14,338,337

FREMF Mortgage Trust, Ser 2016-K54, Cl C 4.189%, 04/25/48 (A) (B)	5,000,000	5,285,059

FREMF Mortgage Trust, Ser 2016-K57, Cl C 4.053%, 08/25/49 (A) (B)	7,840,000	8,160,864

FREMF Mortgage Trust, Ser 2017-K67, Cl B 4.079%, 09/25/49 (A) (B)	2,000,000	2,154,546

FREMF Mortgage Trust, Ser 2017-K70, Cl B 3.934%, 12/25/49 (A) (B)	3,403,000	3,650,768

Galton Funding Mortgage Trust, Ser 2019- 1, Cl A22 4.000%, 02/25/59 (A) (B)	1,813,196	1,849,806

Galton Funding Mortgage Trust, Ser 2019- 2, Cl A21 4.000%, 06/25/59 (A) (B)	15,012,805	15,358,143

GS Mortgage Securities Trust, Ser 2017- G5, Cl AS 3.826%, 03/10/50 (A)	3,500,000	3,825,110

GS Mortgage Securities Trust, Ser 2017- GS7, Cl A4 3.430%, 08/10/50	5,000,000	5,457,068

GS Mortgage Securities Trust, Ser 2018- GS9, Cl A4 3.992%, 03/10/51 (A)	10,000,000	11,280,279

GS Mortgage Securities Trust, Ser 2019- GC39, Cl A4 3.567%, 05/10/52	4,000,000	4,431,932

GS Mortgage Securities Trust, Ser 2019- GC40, Cl A4 3.160%, 07/10/52	4,000,000	4,307,437

Description	Face Amount	Value

GS Mortgage-Backed Securities Trust, Ser 2019-PJ2, Cl A6 4.000%, 11/25/49 (A) (B)	$5,854,167	$5,886,722

Homeward Opportunities Fund I Trust, Ser 2019-1, Cl A1 3.454%, 01/25/59 (A) (B)	3,595,854	3,638,522

Homeward Opportunities Fund I Trust, Ser 2019-3, Cl A1 2.675%, 11/25/59 (A) (B)	11,515,442	11,600,841

Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl B 3.380%, 07/10/39 (A) (B)	2,500,000	2,685,644

Impact Funding, Ser 2001-AA, Cl C 5.159%, 07/25/33 (A) (B)	56,094	55,908

Impact Funding, Ser 2001-AA, Cl D 5.619%, 07/25/33 (A) (B)	87,994	87,642

JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C 3.552%, 06/15/49 (A)	3,328,000	3,394,438

JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS 5.337%, 05/15/47	2,330,460	2,270,692

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ 6.651%, 02/15/51 (A)	2,040,761	1,942,151

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 5.994%, 02/15/51 (A) (B)	111,787	—

LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.470%, 07/15/40 (A)	677,565	680,757

LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS 3.188%, 03/10/49 (B)	3,000,000	3,042,893

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C 4.907%, 05/15/49 (A)	2,413,000	2,594,197

Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	118,481	119,185

Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 6.144%, 06/11/42 (A)	6,934,555	7,326,594

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Morgan Stanley Capital I, Ser 2007-T27, Cl B 6.144%, 06/11/42 (A) (B)	$500,000	$528,155

Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.554%, 09/15/47 (A) (B)	2,000,000	2,049,205

UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.756%, 05/10/45 (A) (B)	9,160,000	9,653,770

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D 5.047%, 05/10/63 (A) (B)	7,095,000	7,034,901

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E 5.047%, 05/10/63 (A) (B)	15,339,806	12,896,258

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 5.198%, 08/10/49 (A) (B)	3,000,000	3,176,275

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D 4.626%, 12/10/45 (A) (B)	13,384,000	13,364,364

Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C 4.877%, 01/15/59 (A)	5,000,000	5,341,207

Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D 3.788%, 01/15/59 (A) (B)	2,000,000	1,917,915

Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B 4.089%, 06/15/49	5,000,000	5,292,128

Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl A5 3.418%, 09/15/50	3,500,000	3,804,450

Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4 3.631%, 01/15/60	3,788,000	4,162,244

Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A 4.194%, 08/17/36 (A) (B)	5,000,000	5,641,311

Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4 4.012%, 03/15/51 (A)	6,000,000	6,763,042

Wells Fargo Mortgage Backed Securities Trust, Ser 2019-3, Cl A1 3.500%, 07/25/49 (A) (B)	10,115,804	10,324,696

Description	Face Amount	Value

WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C 4.897%, 03/15/46 (A)	$3,000,000	$3,198,140

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D 3.803%, 11/15/47 (A) (B)	7,310,000	6,967,012

		415,839,712

Non-Agency Residential Mortgage-Backed Obligation — 2.9%

Arroyo Mortgage Trust, Ser 2018-1, Cl A1 3.763%, 04/25/48 (A) (B)	13,514,983	13,685,459

Arroyo Mortgage Trust, Ser 2019-2, Cl A2 3.498%, 04/25/49 (A) (B)	9,387,876	9,531,528

Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37	1,000,000	—

CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5 4.033%, 04/15/51	10,000,000	11,275,406

Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1 3.479%, 04/25/58 (A) (B)	2,241,683	2,262,208

FirstKey Mortgage Trust, Ser 2015-1, Cl A3 3.500%, 03/25/45 (A) (B)	4,205,948	4,284,109

Flagstar Mortgage Trust, Ser 2018-2, Cl A6 3.500%, 04/25/48 (A) (B)	5,241,568	5,336,008

JPMorgan Mortgage Trust, Ser 2016-4, Cl A3 3.500%, 10/25/46 (A) (B)	1,546,921	1,583,661

JPMorgan Mortgage Trust, Ser 2017-1, Cl A3 3.500%, 01/25/47 (A) (B)	1,647,886	1,687,206

JPMorgan Mortgage Trust, Ser 2019-1, Cl A3 4.000%, 05/25/49 (A) (B)	5,544,011	5,651,426

Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO 0.895%, 04/25/43 (A) (B)	180,545,461	4,669,863

Sequoia Mortgage Trust, Ser 2017-2, Cl A4 3.500%, 02/25/47 (A) (B)	2,579,499	2,650,334

Sequoia Mortgage Trust, Ser 2017-6, Cl A4 3.500%, 09/25/47 (A) (B)	4,974,056	5,105,675

Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2 3.500%, 08/25/47 (A) (B)	1,561,077	1,598,053

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Sequoia Mortgage Trust, Ser 2018-3, Cl A4 3.500%, 03/25/48 (A) (B)	$2,987,359	$3,034,253

Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2 4.000%, 10/25/48 (A) (B)	2,844,749	2,902,384

Sequoia Mortgage Trust, Ser 2019-CH1, Cl A1 4.500%, 03/25/49 (A) (B)	2,799,666	2,865,343

Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A1 4.000%, 11/25/48 (A) (B)	9,299,397	9,514,445

Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A1 4.000%, 04/25/49 (A) (B)	8,605,828	8,804,838

Wells Fargo Mortgage Backed Securities, Ser 2018-1, Cl A7 3.500%, 07/25/47 (A) (B)	4,816,869	4,869,780

WinWater Mortgage Loan Trust, Ser 2014- 1, Cl A1 3.835%, 06/20/44 (A) (B)	2,619,042	2,688,853

WinWater Mortgage Loan Trust, Ser 2014- 2, Cl A1 4.000%, 09/20/44 (A) (B)	1,595,049	1,646,140

WinWater Mortgage Loan Trust, Ser 2014- 3, Cl A3 3.500%, 11/20/44 (A) (B)	2,239,958	2,296,727

WinWater Mortgage Loan Trust, Ser 2015- 2, Cl A11 3.500%, 02/20/45 (A) (B)	3,106,938	3,184,127

WinWater Mortgage Loan Trust, Ser 2015- 3, Cl A3 3.500%, 03/20/45 (A) (B)	3,538,092	3,634,284

		114,762,110

Total Mortgage-Backed Securities (Cost $1,018,112,847)		1,010,382,252

CORPORATE OBLIGATIONS — 18.4%

Communication Services — 1.2%

AT&T 4.350%, 03/01/29	5,000,000	5,639,716
4.300%, 02/15/30	12,905,000	14,596,649

Frontier Communications 8.500%, 04/15/20	54,892,000	25,936,470

		46,172,835

Consumer Discretionary — 2.8%

Block Financial 4.125%, 10/01/20	5,000,000	5,057,827

Capitol Investment Merger Sub 2 10.000%, 08/01/24 (B)	13,000,000	13,503,750

Description	Face Amount	Value

Choice Hotels International 3.700%, 12/01/29	$8,000,000	$8,209,680

Ford Motor Credit 4.375%, 08/06/23	2,000,000	2,096,018

General Motors Financial 4.000%, 01/15/25	15,126,000	16,036,008

Jaguar Land Rover Automotive 4.500%, 10/01/27 (B)	6,000,000	5,502,000

L Brands 6.950%, 03/01/33	8,150,000	7,335,000

Lear 5.250%, 01/15/25	1,500,000	1,543,411

McDonald’s MTN 2.625%, 01/15/22	3,000,000	3,053,872

Panther BF Aggregator 2 8.500%, 05/15/27 (B)	16,000,000	17,200,000

Tupperware Brands 4.750%, 06/01/21	2,000,000	1,974,144

Under Armour 3.250%, 06/15/26	3,200,000	3,127,779

VistaJet Malta Finance 10.500%, 06/01/24 (B)	29,129,000	27,599,727

		112,239,216

Energy — 4.2%

Antero Midstream Partners 5.750%, 01/15/28 (B)	15,000,000	11,665,500

Apache 7.750%, 12/15/29	4,138,000	5,268,669

Baytex Energy 8.750%, 04/01/27 (B)	4,000,000	3,895,000

Lukoil International Finance BV 4.563%, 04/24/23	3,000,000	3,176,250

Noble Holding International 6.050%, 03/01/41	13,462,000	4,442,460
4.625%, 03/01/21	44,470,000	37,354,800

NuStar Logistics 6.000%, 06/01/26	1,000,000	1,052,200

Petrobras Global Finance BV 8.750%, 05/23/26	2,000,000	2,613,000

Petroleos Mexicanos 6.840%, 01/23/30 (B)	4,000,000	4,334,000
5.350%, 02/12/28	7,000,000	7,063,350

Seadrill New Finance 12.000% cash/0% PIK, 07/15/25 (B) (C)	51,526,251	42,251,526

Suriname Government International Bond 9.875%, 12/30/23 (B)	8,000,000	7,730,000

Talen Energy Supply 7.250%, 05/15/27 (B)	2,000,000	2,050,000

Teekay 9.250%, 11/15/22 (B)	10,250,000	10,660,000

Transocean 7.250%, 11/01/25 (B)	5,000,000	4,712,500
6.500%, 11/15/20	19,277,000	19,566,155

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Weatherford International 11.000%, 12/01/24 (B)	$584,000	$620,074

		168,455,484

Financials — 6.2%

Assured Guaranty US Holdings 5.000%, 07/01/24	7,272,000	8,154,962

Bank of Nova Scotia 3.125%, 04/20/21	6,300,000	6,419,042

Barclays MTN 4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	2,000,000	2,319,301

Capital One Financial 3.800%, 01/31/28	5,000,000	5,444,326

Commonwealth Bank of Australia NY 2.550%, 03/15/21	10,390,000	10,493,012

Deutsche Bank 7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.003%, 04/30/68	2,000,000	2,082,500

Deutsche Bank NY 3.150%, 01/22/21	85,847,000	86,578,557

Enova International 8.500%, 09/15/25 (B)	15,000,000	14,884,950

Farmers Exchange Capital 7.050%, 07/15/28 (B)	6,075,000	7,630,139

First American Financial 4.300%, 02/01/23	1,000,000	1,046,935

Genworth Holdings 7.625%, 09/24/21	8,000,000	8,440,000

Navient 5.000%, 03/15/27	1,000,000	997,500
3.914%, VAR CPI YOY+2.150%, 12/15/20	3,525,000	3,502,969

PNC Bank 3.250%, 01/22/28	5,000,000	5,385,065

Royal Bank of Canada MTN 10.000%, 08/14/20	25,000,000	25,875,000
9.000%, 06/10/20	5,000,000	3,992,500
7.375%, 05/29/20	10,000,000	6,570,000

Royal Bank of Scotland Group 7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.800%, 09/30/68	4,000,000	4,092,000

Societe Generale 5.000%, 01/17/24 (B)	4,025,000	4,392,236

Synchrony Financial 4.500%, 07/23/25	9,905,000	10,766,698
4.375%, 03/19/24	1,000,000	1,074,248
2.700%, 02/03/20	10,155,000	10,155,000

TMX Finance 11.125%, 04/01/23 (B)	12,250,000	11,438,437

Wachovia 6.605%, 10/01/25	5,650,000	6,886,572

		248,621,949

Description	Face Amount	Value

Health Care — 0.0%

CHS 5.125%, 08/01/21	$1,000,000	$1,000,800

Industrials — 1.0%

Burlington Northern Santa Fe 7.290%, 06/01/36	5,000,000	7,573,192

FedEx 3.100%, 08/05/29	12,000,000	12,280,808

Flowserve 4.000%, 11/15/23	1,000,000	1,046,702

General Electric MTN 5.875%, 01/14/38	4,377,000	5,614,457
5.300%, 02/11/21	8,000,000	8,244,176

Great Lakes Dredge & Dock 8.000%, 05/15/22	1,410,000	1,480,500

Hertz 5.500%, 10/15/24 (B)	1,000,000	1,014,580

Owens Corning 3.950%, 08/15/29	3,000,000	3,253,056

		40,507,471

Information Technology — 1.8%

Amkor Technology 6.625%, 09/15/27 (B)	1,900,000	2,063,875

Apple 3.200%, 05/13/25	17,712,000	18,980,459

Jabil 3.600%, 01/15/30	3,000,000	3,081,509

Juniper Networks 3.750%, 08/15/29	10,000,000	10,628,144

Keysight Technologies 4.550%, 10/30/24	1,000,000	1,107,191
3.000%, 10/30/29	2,000,000	2,061,856

Micron Technology 4.185%, 02/15/27	10,000,000	10,892,803

Motorola Solutions 4.600%, 05/23/29	21,435,000	24,103,169

		72,919,006

Materials — 0.6%

First Quantum Minerals 7.250%, 05/15/22 (B)	20,920,000	20,867,700
7.000%, 02/15/21 (B)	1,077,000	1,077,969

		21,945,669

Real Estate — 0.2%

Brookfield Property 5.750%, 05/15/26‡ (B)	2,000,000	2,086,860

CBL & Associates 5.250%, 12/01/23‡	4,881,000	2,928,600
4.600%, 10/15/24‡	2,000,000	1,080,000

		6,095,460

Sovereign — 0.4%

Andina de Fomento 2.750%, 01/06/23	5,000,000	5,095,050

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Kreditanstalt fuer Wiederaufbau 2.125%, 01/17/23	$10,000,000	$10,215,535

		15,310,585

Total Corporate Obligations (Cost $763,428,170)		733,268,475

U.S. TREASURY OBLIGATIONS — 18.0%

U.S. Treasury Inflationary Protection Securities 1.125%, 01/15/21	5,878,950	5,922,367
1.000%, 02/15/46 to 02/15/48	16,943,420	20,114,918
0.875%, 01/15/29	30,559,200	33,309,751

U.S. Treasury Notes 2.875%, 05/15/28	200,000,000	221,781,250
2.375%, 08/15/24 to 05/15/29	180,000,000	192,033,593
2.250%, 11/15/24 to 08/15/49	80,000,000	83,442,383
1.625%, 03/15/20 to 08/15/29	60,000,000	60,424,962
1.500%, 01/15/23 to 08/15/26	50,000,000	50,264,648
1.375%, 02/15/20	50,000,000	49,995,838

U.S. Treasury STRIPS 3.287%, 02/15/46 (D)	2,000,000	1,143,670

Total U.S. Treasury Obligations (Cost $677,120,215)		718,433,380

ASSET-BACKED SECURITIES — 16.7%

Asset Backed Securities — 4.4%

American Credit Acceptance Receivables Trust, Ser 2017-4, Cl C 2.940%, 01/10/24 (B)	515,700	516,444

American Credit Acceptance Receivables Trust, Ser 2017-4, Cl D 3.570%, 01/10/24 (B)	1,952,000	1,976,354

American Credit Acceptance Receivables Trust, Ser 2019-3, Cl C 2.760%, 09/12/25 (B)	6,500,000	6,592,947

Apidos CLO XI, Ser 2019-11A, Cl BRR 3.536%, VAR ICE LIBOR USD 3 Month+1.700%, 10/17/30 (B)	15,000,000	15,022,425

BCC Funding XVI, Ser 2019-1A, Cl B 2.640%, 09/20/24 (B)	6,000,000	6,029,125

BCC Funding XVI, Ser 2019-1A, Cl C 2.950%, 09/20/24 (B)	500,000	502,601

BlueMountain CLO, Ser 2019-2A, Cl A2R 3.699%, VAR ICE LIBOR USD 3 Month+1.800%, 08/20/32 (B)	23,000,000	22,976,701

Description	Face Amount	Value

Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A2 2.060%, 09/15/22	$8,000,000	$8,024,638

Drive Auto Receivables Trust, Ser 2017-3, Cl D 3.530%, 12/15/23 (B)	1,000,000	1,010,500

Drive Auto Receivables Trust, Ser 2018-2, Cl C 3.630%, 08/15/24	1,548,762	1,558,681

Drive Auto Receivables Trust, Ser 2018-3, Cl D 4.300%, 09/16/24	7,966,000	8,214,848

Drive Auto Receivables Trust, Ser 2019-1, Cl C 3.780%, 04/15/25	2,230,000	2,274,321

Drive Auto Receivables Trust, Ser 2019-2, Cl B 3.170%, 11/15/23	4,750,000	4,810,174

DT Auto Owner Trust, Ser 2017-3A, Cl D 3.580%, 05/15/23 (B)	495,000	498,408

DT Auto Owner Trust, Ser 2018-2A, Cl C 3.670%, 03/15/24 (B)	1,000,000	1,009,093

Exeter Automobile Receivables Trust, Ser 2018-4A, Cl C 3.970%, 09/15/23 (B)	5,350,000	5,452,475

Flagship Credit Auto Trust, Ser 2017-4, Cl C 2.920%, 11/15/23 (B)	4,466,000	4,525,510

Flagship Credit Auto Trust, Ser 2019-2, Cl D 3.530%, 05/15/25 (B)	5,190,000	5,355,635

Master Credit Card Trust II, Ser 2019-2A, Cl B 2.390%, 01/21/23 (B)	5,582,000	5,599,309

Master Credit Card Trust II, Ser 2019-2A, Cl C 2.830%, 01/21/23 (B)	1,509,000	1,513,523

Oaktree CLO, Ser 2019-3A, Cl B 3.819%, VAR ICE LIBOR USD 3 Month+2.000%, 07/20/31 (B)	13,500,000	13,520,291

Oaktree CLO, Ser 2019-4A, Cl B 3.919%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/32 (B)	25,000,000	25,044,750

Pawnee Equipment Receivables Series, Ser 2019-1, Cl A1 2.294%, 10/15/20 (B)	1,327,889	1,328,193

Pawnee Equipment Receivables Series, Ser 2019-1, Cl E 3.800%, 01/15/26 (B)	2,500,000	2,512,319

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Pretium Mortgage Credit Partners I, Ser 2019-NPL3, Cl A1 3.105%, 07/27/59 (B)	$6,169,066	$6,173,656

Skopos Auto Receivables Trust, Ser 2019- 1A, Cl C 3.630%, 09/16/24 (B)	2,300,000	2,316,530

Venture 35 CLO, Ser 2018-35A, Cl BL 3.652%, VAR ICE LIBOR USD 3 Month+1.850%, 10/22/31 (B)	20,000,000	20,008,340

Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C 2.920%, 05/15/23 (B)	310,000	310,644

		174,678,435

Automotive — 8.7%

Ally Auto Receivables Trust, Ser 2019-2, Cl A2 2.340%, 06/15/22	2,236,881	2,243,496

American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C 4.260%, 08/12/22 (B)	1,797,021	1,802,539

American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E 5.440%, 03/13/24 (B)	1,000,000	1,022,701

American Credit Acceptance Receivables Trust, Ser 2017-2, Cl C 2.860%, 06/12/23 (B)	852,223	852,860

American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C 2.720%, 06/10/22 (B)	291,785	291,837

American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E 5.170%, 06/10/24 (B)	2,180,000	2,220,220

American Credit Acceptance Receivables Trust, Ser 2018-1, Cl D 3.930%, 04/10/24 (B)	4,200,000	4,271,282

American Credit Acceptance Receivables Trust, Ser 2018-4, Cl D 4.400%, 01/13/25 (B)	17,605,000	18,238,440

American Credit Acceptance Receivables Trust, Ser 2019-1, Cl C 3.500%, 04/14/25 (B)	4,600,000	4,683,876

AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl D 3.420%, 04/18/23	8,570,000	8,751,768

Description	Face Amount	Value

Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl A4 2.960%, 06/19/24 (B)	$5,000,000	$5,166,416

CarMax Auto Owner Trust, Ser 2016-4, Cl D 2.910%, 04/17/23	3,500,000	3,522,302

CarMax Auto Owner Trust, Ser 2017-3, Cl D 3.460%, 10/16/23	5,250,000	5,339,285

Carnow Auto Receivables Trust, Ser 2017- 1A, Cl C 5.750%, 10/16/23 (B)	2,000,000	2,025,406

Carnow Auto Receivables Trust, Ser 2019- 1A, Cl A 2.720%, 11/15/22 (B)	10,283,517	10,304,537

Carvana Auto Receivables Trust, Ser 2019- 1A, Cl E 5.640%, 01/15/26 (B)	5,000,000	5,281,554

Carvana Auto Receivables Trust, Ser 2019- 2A, Cl B 2.740%, 12/15/23 (B)	9,000,000	9,110,590

CPS Auto Receivables Trust, Ser 2014-D, Cl E 6.210%, 02/15/22 (B)	4,000,000	3,999,662

CPS Auto Receivables Trust, Ser 2015-C, Cl E 6.540%, 08/16/21 (B)	5,250,000	5,383,920

CPS Auto Receivables Trust, Ser 2016-A, Cl E 7.650%, 12/15/21 (B)	6,000,000	6,242,498

CPS Auto Receivables Trust, Ser 2016-A, Cl F 7.650%, 03/15/23 (B)	10,540,000	10,782,248

CPS Auto Receivables Trust, Ser 2016-B, Cl C 4.220%, 03/15/22 (B)	1,203,155	1,207,462

CPS Auto Receivables Trust, Ser 2016-B, Cl E 8.140%, 05/15/23 (B)	6,500,000	6,851,871

CPS Auto Receivables Trust, Ser 2016-D, Cl E 6.860%, 04/15/24 (B)	8,000,000	8,337,604

CPS Auto Receivables Trust, Ser 2017-B, Cl D 3.950%, 03/15/23 (B)	3,500,000	3,553,374

CPS Auto Receivables Trust, Ser 2019-B, Cl F 7.480%, 06/15/26 (B)	6,055,000	6,353,359

Diamond Resorts Owner Trust, Ser 2019- 1A, Cl A 2.890%, 02/20/32 (B)	4,234,280	4,293,874

Drive Auto Receivables Trust, Ser 2016- BA, Cl D 4.530%, 08/15/23 (B)	1,298,643	1,312,444

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Drive Auto Receivables Trust, Ser 2018-1, Cl D 3.810%, 05/15/24	$7,835,000	$7,979,618

DT Auto Owner Trust, Ser 2016-4A, Cl E 6.490%, 09/15/23 (B)	3,520,000	3,604,648

DT Auto Owner Trust, Ser 2017-2A, Cl E 6.030%, 01/15/24 (B)	2,750,000	2,871,283

DT Auto Owner Trust, Ser 2019-4A, Cl C 2.730%, 07/15/25 (B)	2,000,000	2,029,635

DT Auto Owner Trust, Ser 2020-1A, Cl E 3.480%, 02/16/27 (B)	4,500,000	4,513,751

Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D 6.550%, 10/17/22 (B)	5,000,000	5,031,363

Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C 5.520%, 10/15/21 (B)	404,224	405,139

Exeter Automobile Receivables Trust, Ser 2017-1A, Cl B 3.000%, 12/15/21 (B)	165,025	165,094

Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D 3.530%, 11/15/23 (B)	5,500,000	5,616,671

Exeter Automobile Receivables Trust, Ser 2019-3A, Cl C 2.790%, 05/15/24 (B)	7,000,000	7,103,676

Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D 2.730%, 12/15/25 (B)	2,500,000	2,530,306

First Investors Auto Owner Trust, Ser 2019-1A, Cl D 3.550%, 04/15/25 (B)	1,700,000	1,753,447

Flagship Credit Auto Trust, Ser 2015-3, Cl D 7.120%, 11/15/22 (B)	5,000,000	5,111,196

Flagship Credit Auto Trust, Ser 2016-1, Cl D 8.590%, 05/15/23 (B)	15,380,000	16,017,340

Flagship Credit Auto Trust, Ser 2016-3, Cl D 3.890%, 11/15/22 (B)	5,000,000	5,106,169

Flagship Credit Auto Trust, Ser 2018-2, Cl C 3.890%, 09/16/24 (B)	11,286,000	11,642,226

Description	Face Amount	Value

Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3 3.030%, 11/15/22	$6,360,447	$6,425,866

Ford Credit Auto Owner Trust, Ser 2019-A, Cl B 3.020%, 10/15/24	15,000,000	15,572,736

Foursight Capital Automobile Receivables Trust, Ser 2017-1, Cl C 3.470%, 12/15/22 (B)	2,200,000	2,223,630

Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D 4.330%, 07/15/24 (B)	4,650,000	4,852,520

GLS Auto Receivables Trust, Ser 2016-1A, Cl D 9.130%, 01/18/22 (B)	7,075,000	7,323,894

GM Financial Consumer Automobile Receivables Trust, Ser 2019-3, Cl B 2.320%, 12/16/24	2,250,000	2,285,983

Marlette Funding Trust, Ser 2020-1A, Cl D 3.540%, 03/15/30 (B)	1,500,000	1,516,265

Master Credit Card Trust II, Ser 2020-1A, Cl C 2.590%, 09/23/24 (B)	2,000,000	2,015,146

MelTel Land Funding, Ser 2019-1A, Cl B 4.701%, 04/15/49 (B)	1,300,000	1,348,829

Octane Receivables Trust 2019-1, Ser 2019-1A, Cl A 3.160%, 09/20/23 (B)	8,590,938	8,607,197

OSCAR US Funding Trust V, Ser 2016-2A, Cl A4 2.990%, 12/15/23 (B)	12,257,753	12,315,645

Pawnee Equipment Receivables Series, Ser 2019-1, Cl D 2.860%, 10/15/24 (B)	5,500,000	5,527,256

Prestige Auto Receivables Trust, Ser 2019- 1A, Cl C 2.700%, 10/15/24 (B)	4,000,000	4,071,216

RCO V Mortgage, Ser 2019-2, Cl A1 3.475%, 11/25/24 (B)	9,707,754	9,728,943

SFS Asset Securitization, Ser 2019-1, Cl A 4.238%, 06/10/25 (B)	11,000,000	11,217,305

United Auto Credit Securitization Trust, Ser 2018-1, Cl E 4.840%, 08/10/23 (B)	5,000,000	5,078,561

Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D 3.460%, 10/17/22 (B)	7,100,000	7,142,852

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Westlake Automobile Receivables Trust, Ser 2018-1A 3.410%, 09/15/22	$13,195,000	$13,357,865

		345,540,696

Consumer Discretionary — 0.3%

CPS Auto Receivables Trust, Ser 2017-D, Cl B 2.430%, 01/18/22 (B)	3,627,041	3,628,574

CPS Auto Receivables Trust, Ser 2019-D, Cl D 2.720%, 09/15/25 (B)	3,000,000	3,024,045

CPS Auto Receivables Trust, Ser 2019-D, Cl E 3.860%, 10/15/25 (B)	6,000,000	6,047,403

		12,700,022

Credit Card — 0.5%

Fortiva Retail Credit Master Note Business Trust, Ser 2018-ONE, Cl A 5.540%, 11/15/23 (B)	13,000,000	13,269,165

Synchrony Card Funding, Ser 2019-A2, Cl A 2.340%, 06/15/25	2,000,000	2,035,096

World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A 2.030%, 04/15/25	6,000,000	6,027,708

		21,331,969

Financials — 0.1%

PRPM, Ser 2019-4A, Cl A1 3.351%, 11/25/24 (B)	1,973,504	1,981,784

Information Technology — 0.0%

Avid Automobile Receivables Trust, Ser 2019-1, Cl D 4.030%, 07/15/26 (B)	1,300,000	1,315,807

Other Asset-Backed Securities — 2.0%

321 Henderson Receivables I, Ser 2010- 2A, Cl B 7.450%, 01/15/50 (B)	2,264,183	2,493,533

321 Henderson Receivables I, Ser 2012- 1A, Cl B 7.140%, 02/15/67 (B)	715,277	883,016

321 Henderson Receivables I, Ser 2012- 2A, Cl B 6.770%, 10/17/61 (B)	1,905,792	2,335,341

Business Jet Securities, Ser 2018-2, Cl A 4.447%, 06/15/33 (B)	5,097,897	5,226,772

Description	Face Amount	Value

Business Jet Securities, Ser 2018-2, Cl C 6.656%, 06/15/33 (B)	$1,888,298	$1,921,474

CFG Investments, Ser 2019-1, Cl A 5.560%, 08/15/29 (B)	7,800,000	7,847,358

Credibly Asset Securitization, Ser 2018-1A, Cl A 4.800%, 11/15/23 (B)	6,000,000	6,137,263

Credibly Asset Securitization, Ser 2018-1A, Cl C 6.760%, 11/15/23 (B)	5,201,000	5,308,104

Harley Marine Financing, Ser 2018-1A, Cl A2 5.682%, 05/15/43 (B)	10,766,989	9,704,793

Harley Marine Financing, Ser 2018-1A, Cl B 7.869%, 05/15/43 (B) (E)	6,000,000	1,763,400

Harvest SBA Loan Trust, Ser 2018-1, Cl A 3.911%, VAR ICE LIBOR USD 1 Month+2.250%, 08/25/44 (B)	5,992,611	5,981,528

Kabbage Funding, Ser 2019-1, Cl A 3.825%, 03/15/24 (B)	9,600,000	9,742,445

Orange Lake Timeshare Trust, Ser 2019-A, Cl C 3.610%, 04/09/38 (B)	3,901,494	3,983,728

Sapphire Aviation Finance I, Ser 2018-1A, Cl B 5.926%, 03/15/40 (B)	2,331,566	2,420,721

Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2 4.540%, 02/25/44 (B)	3,567,000	3,799,608

TAL Advantage V, Ser 2014-3A, Cl B 4.150%, 11/21/39 (B)	3,552,500	3,515,109

Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (B)	2,995,483	3,122,842

Triton Container Finance V, Ser 2018-1A, Cl A 3.950%, 03/20/43 (B)	2,450,000	2,465,718

		78,652,753

Student Loan — 0.7%

Brazos Student Finance, Ser 2009-1, Cl B 4.447%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	5,000,000	4,662,475

College Ave Student Loans, Ser 2018-A, Cl A1 2.861%, VAR ICE LIBOR USD 1 Month+1.200%, 12/26/47 (B)	3,374,420	3,323,962

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1 2.550%, 05/25/41 (B)	$4,893,596	$4,935,216

Nelnet Student Loan Trust, Ser 2013-3A, Cl B 3.161%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (B)	10,000,000	9,868,916

SLM Student Loan Trust, Ser 2012-7, Cl B 3.461%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	4,900,060

		27,690,629

Total Asset-Backed Securities (Cost $658,252,060)		663,892,095

COLLATERALIZED LOAN OBLIGATIONS — 13.2%

Collateralized Loan Obligation — 13.2%

Apidos Funding RR Subsidiary, Ser 2018- 12RR, Cl A 3.361%, VAR ICE LIBOR USD 3 Month+1.530%, 04/15/31 (B)	2,993,565	2,995,020

Apidos XXVIII, Ser 2017-28A, Cl A2 3.219%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/31 (B)	15,000,000	14,816,295

Avery Point IV CLO, Ser 2017-1A, Cl BR 3.394%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (B)	7,500,000	7,497,607

BCC Middle Market, Ser 2018-1A, Cl A1A 3.369%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/30 (B)	21,000,000	20,899,284

Benefit Street Partners CLO IV, Ser 2019- IVA, Cl A1RR 3.069%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/29 (B)	10,000,000	10,017,030

Benefit Street Partners III, Ser 2017-IIIA, Cl A1R 3.069%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/29 (B)	15,000,000	14,995,530

Benefit Street Partners III, Ser 2017-IIIA, Cl DR 8.419%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (B)	5,000,000	4,685,585

Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR 2.919%, VAR ICE LIBOR USD 3 Month+1.100%, 01/20/31 (B)	5,450,000	5,451,760

Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2 3.636%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (B)	4,500,000	4,359,168

Description	Face Amount	Value

Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2 3.018%, VAR ICE LIBOR USD 3 Month+1.180%, 01/14/32 (B)	$25,000,000	$24,533,950

Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2 3.688%, VAR ICE LIBOR USD 3 Month+1.850%, 01/14/32 (B)	7,000,000	7,006,055

Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A 2.844%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/31 (B)	15,000,000	14,996,550

Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2 3.344%, VAR ICE LIBOR USD 3 Month+1.550%, 07/27/31 (B)	5,750,000	5,726,546

Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR 2.971%, VAR ICE LIBOR USD 3 Month+1.140%, 07/15/31 (B)	15,845,000	15,851,465

Carlyle Global Market Strategies, Ser 2019-2A, Cl A2A 3.581%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/32 (B)	10,000,000	10,011,240

CIFC Funding, Ser 2018-1A, Cl A 2.819%, VAR ICE LIBOR USD 3 Month+1.000%, 04/18/31 (B)	10,000,000	9,937,520

CIFC Funding, Ser 2018-1A, Cl C 3.569%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (B)	2,000,000	1,929,176

Dryden 68 CLO, Ser 2019-68A, Cl B 3.571%, VAR ICE LIBOR USD 3 Month+1.740%, 07/15/32 (B)	11,750,000	11,763,207

Emerson Park, Ser 2017-1A, Cl DR 5.231%, VAR ICE LIBOR USD 3 Month+3.400%, 07/15/25 (B)	4,500,000	4,516,447

Fortress Credit Opportunities IX, Ser 2017- 9A, Cl A1T 3.460%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/29 (B)	21,000,000	20,846,553

Galaxy XXI, Ser 2015-21A, Cl AR 2.839%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31 (B)	5,000,000	4,973,235

GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R 3.574%, VAR ICE LIBOR USD 3 Month+1.680%, 06/15/34 (B)	15,000,000	15,002,670

GoldentTree Loan Management US, Ser 2017-1A, Cl A 3.039%, VAR ICE LIBOR USD 3 Month+1.220%, 04/20/29 (B)	17,000,000	17,014,552

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Golub Capital Partners CLO 34M, Ser 2019-34A, Cl AR 3.591%, VAR ICE LIBOR USD 3 Month+1.700%, 03/14/31 (B)	$7,000,000	$6,973,960

Golub Capital Partners, Ser 2017-17A, Cl A1R 3.444%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (B)	9,000,000	8,995,068

Golub Capital Partners, Ser 2017-19RA, Cl A1A 3.094%, VAR ICE LIBOR USD 3 Month+1.300%, 07/26/29 (B)	20,000,000	20,031,540

Golub Capital Partners, Ser 2017-21A, Cl AR 3.264%, VAR ICE LIBOR USD 3 Month+1.470%, 01/25/31 (B)	11,000,000	10,939,115

Golub Capital Partners, Ser 2017-21A, Cl CR 4.244%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (B)	2,000,000	1,893,708

Golub Capital Partners, Ser 2017-22A, Cl AR 2.999%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/31 (B)	9,000,000	8,969,157

Golub Capital Partners, Ser 2017-23A, Cl AR 3.019%, VAR ICE LIBOR USD 3 Month+1.200%, 01/20/31 (B)	20,000,000	19,947,840

Golub Capital Partners, Ser 2017-23A, Cl BR 3.369%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (B)	4,000,000	3,929,232

Golub Capital Partners, Ser 2017-24A, Cl AR 3.491%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (B)	9,500,000	9,492,875

Golub Capital Partners, Ser 2017-24A, Cl DR 5.791%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (B)	3,000,000	2,954,745

Golub Capital Partners, Ser 2018-26A, Cl BR 3.369%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (B)	12,000,000	11,783,004

Golub Capital Partners, Ser 2018-36A, Cl A 3.191%, VAR ICE LIBOR USD 3 Month+1.300%, 02/05/31 (B)	11,000,000	10,822,933

LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1 2.923%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/31 (B)	13,000,000	13,004,667

MCF IV, Ser 2017-1A, Cl AR 3.369%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (B)	10,000,000	9,995,160

Description	Face Amount	Value

MCF IV, Ser 2017-1A, Cl CR 4.469%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (B)	$3,000,000	$2,960,016

NewStar Berkeley Fund CLO, Ser 2019-1A, Cl AR 3.394%, VAR ICE LIBOR USD 3 Month+1.600%, 10/25/28 (B)	5,000,000	4,983,015

NXT Capital, Ser 2017-1A, Cl A 3.519%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (B)	9,000,000	9,001,215

Oak Hill Credit Partners X-R, Ser 2018- 10RA, Cl B 3.577%, VAR ICE LIBOR USD 3 Month+1.750%, 12/12/30 (B)	8,000,000	8,011,392

Oak Hill Credit Partners X-R, Ser 2018- 10RA, Cl C 4.027%, VAR ICE LIBOR USD 3 Month+2.200%, 12/12/30 (B)	5,100,000	5,116,713

Oaktree EIF II, Ser 2017-IIIA, Cl A2 3.286%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (B)	7,250,000	7,246,295

Octagon Investment Partners XX, Ser 2019-4A, Cl B 3.801%, VAR ICE LIBOR USD 3 Month+1.900%, 05/12/31 (B)	9,500,000	9,514,269

OHA Credit Partners VII, Ser 2016-7A, Cl DR 6.099%, VAR ICE LIBOR USD 3 Month+4.200%, 11/20/27 (B)	6,500,000	6,486,591

OZLM Funding IV, Ser 2017-4A, Cl A2R 3.502%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (B)	5,000,000	4,996,570

OZLM XVI, Ser 2017-16A, Cl A1 3.164%, VAR ICE LIBOR USD 3 Month+1.260%, 05/16/30 (B)	10,000,000	10,013,350

Parallel, Ser 2015-1A, Cl AR 2.669%, VAR ICE LIBOR USD 3 Month+0.850%, 07/20/27 (B)	3,395,780	3,392,473

Parallel, Ser 2017-1A, Cl A1 3.129%, VAR ICE LIBOR USD 3 Month+1.310%, 07/20/29 (B)	8,500,000	8,495,750

Sudbury Mill, Ser 2013-1A, Cl E 6.586%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (B)	1,500,000	1,312,711

Thayer Park, Ser 2017-1A, Cl B 4.169%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/29 (B)	9,500,000	9,483,850

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Venture 37 CLO, Ser 2019-37A, Cl BN 3.731%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/32 (B)	$10,000,000	$10,011,200

Venture XIX, Ser 2018-19A, Cl ARR 3.091%, VAR ICE LIBOR USD 3 Month+1.260%, 01/15/32 (B)	19,250,000	19,268,788

Zais, Ser 2017-1A, Cl A2 3.331%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (B)	10,000,000	9,999,430

Zais, Ser 2018-1A, Cl B 3.281%, VAR ICE LIBOR USD 3 Month+1.450%, 04/15/29 (B)	5,000,000	4,971,435

Total Collateralized Loan Obligations (Cost $526,183,718)		524,824,512

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%

FFCB 3.270%, 06/26/34	20,000,000	20,039,269
3.000%, 07/29/32	5,500,000	5,513,337
2.920%, 04/29/26	5,635,000	5,783,252
2.770%, 07/24/28	10,000,000	10,039,452
2.590%, 08/27/29	5,000,000	5,023,687
2.580%, 03/30/28	10,000,000	10,000,142

FHLB 2.625%, 04/15/24	5,000,000	5,007,933
2.200%, 06/28/24	15,000,000	15,097,905

Total U.S. Government Agency Obligations (Cost $76,107,188)		76,504,977

MUNICIPAL BONDS — 1.3%

Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB 5.220%, 05/01/20	2,425,000	2,428,759

California State, Build America Bonds, GO Callable 03/02/20 @ 100 7.950%, 03/01/36	3,000,000	3,014,610

Dallas County Schools, Taxable Public Property Finance, GO (F) 3.450%, 06/01/22	1,214,550	1,159,895
3.200%, 06/01/21	1,218,588	1,163,752

Dallas County, Schools Tax, GO (F) 4.000%, 06/01/19	1,168,142	1,156,461
3.000%, 06/01/19	723,226	715,994

GDB Debt Recovery Authority of Puerto Rico, RB 7.500%, 08/20/40	8,230,281	6,501,922

Description	Face Amount	Value

Mission, Economic Development, RB Callable 12/01/20 @ 300 10.875%, 12/01/28 (E)	$3,315,000	$33,150
9.750%, 12/01/25 (E)	3,045,000	30,450
8.550%, 12/01/21 (E)	2,125,000	1,729,155

North Texas, Tollway Authority, Build America Bonds, RB (G), Pre-Refunded @ 100 8.910%, 02/01/30	16,540,000	16,540,000

Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,057,800

San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,512,024

Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	1,070,000	1,076,816

Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB 8.125%, 02/15/27	1,900,000	2,385,526

University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	3,000,000	4,016,250

Total Municipal Bonds (Cost $56,134,160)		51,522,564

SOVEREIGN DEBT — 0.5%

Government — 0.5%

Argentine Republic Government International Bond 6.875%, 04/22/21 to 01/11/48	14,502,000	6,712,745

Brazilian Government International Bond 4.625%, 01/13/28	2,000,000	2,206,020

Kenya Government International Bond 7.250%, 02/28/28 to 02/28/28 (B)	4,000,000	4,317,888

Oman Government International Bond 6.500%, 03/08/47 (B)	2,000,000	1,972,500

Provincia de Buenos Aires 7.875%, 06/15/27 (B)	300,000	111,750

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Turkey Government International Bond 6.125%, 10/24/28	$1,000,000	$1,059,920
4.250%, 04/14/26	1,000,000	977,500

Ukraine Government International Bond 7.750%, 09/01/20	2,000,000	2,048,760

Total Sovereign Debt (Cost $22,804,997)		19,407,083

COMMON STOCK — 0.0%

Seadrill Ltd.*	206,695	279,550

Seadrill Ltd.*	39,323	53,873

Total Common Stock (Cost $536,742)		333,423

CASH EQUIVALENT — 0.0%

Federated Government Obligations Fund, Cl I, 1.450%** (Cost $758,568)	758,568	758,568

REPURCHASE AGREEMENTS (H) — 4.1%

KGS Alpha Overnight*** 1.690%, dated 01/06/2020, to be repurchased on 02/06/2020, repurchase price $10,014,553 (collateralized by various SBA obligations, par value $10,258,333, 3.775%, 04/12/2047, with total market value of $11,000,000)	10,000,000	10,000,000

KGS Alpha Overnight*** 1.600%, dated 01/31/2020, to be repurchased on 02/03/2020, repurchase price $ 154,020,533(collateralized by various FMAC/FNMA/GNMA/SBA obligations, par value $582,095 - $37,142,857, 0.000% - 9.387%, 09/25/2027 - 10/20/2069, with total market value of $158,736,608)	154,000,000	154,000,000

Total Repurchase Agreements (Cost $164,000,000)		164,000,000

Total Investments — 99.5% (Cost $3,963,438,665)		$3,963,327,329

Percentages are based on Net Assets of $3,981,373,905.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2020.
***	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2020 was $1,669,974,724 and represents 41.9% of Net Assets.

(C)	Distributions are paid-in-kind.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security in default on interest payments.
(G)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(H)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

CPI YOY — Consumer Price Index Year Over Year

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount

LIBOR — London Interbank Rate

MTN — Medium Term Note

PIK — Payment-in-Kind

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

VAR — Variable

The following is a list of the level of inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed
Securities	$—	$1,010,382,252	$—	$1,010,382,252
Corporate Obligations	—	733,268,475	—	733,268,475
U.S. Treasury Obligations	718,433,380	—	—	718,433,380
Asset-Backed Securities	—	662,128,695	1,763,400	663,892,095
Collateralized Loan Obligations	—	524,824,512	—	524,824,512
U.S. Government Agency Obligations	—	76,504,977	—	76,504,977
Municipal Bonds	—	49,729,809	1,792,755	51,522,564
Sovereign Debt	—	19,407,083	—	19,407,083
Common Stock	333,423	—	—	333,423
Cash Equivalent	758,568	—	—	758,568
Repurchase Agreements	—	164,000,000	—	164,000,000

Total Investments in Securities	$719,525,371	$3,240,245,803	$3,556,155	$3,963,327,329

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST CREDIT FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 31.8%

Communication Services — 3.3%

AT&T 4.300%, 02/15/30	$2,639,000	$2,984,933

Frontier Communications 8.500%, 04/15/20	1,000,000	472,500

Gogo Intermediate Holdings 9.875%, 05/01/24 (A)	375,000	403,140

LCPR Senior Secured Financing 6.750%, 10/15/27 (A)	1,000,000	1,057,540

Photo Holdings Merger Sub 8.500%, 10/01/26 (A)	1,000,000	935,000

Sprint 7.875%, 09/15/23	1,500,000	1,593,585

		7,446,698

Consumer Discretionary — 9.4%

Beazer Homes USA 7.250%, 10/15/29 (A)	1,000,000	1,092,500

Choice Hotels International 3.700%, 12/01/29	2,000,000	2,052,420

Dillard’s 7.000%, 12/01/28	500,000	577,556

Expedia 3.800%, 02/15/28	2,000,000	2,074,433

Ford Motor Credit 3.087%, 01/09/23	1,000,000	1,008,616

Description	Face Amount	Value

Fresenius Medical Care US Finance II 4.750%, 10/15/24 (A)	$400,000	$441,228

Guanay Finance 6.000%, 12/15/20 (A)	112,252	112,926

Jaguar Land Rover Automotive 4.500%, 10/01/27 (A)	2,000,000	1,834,000

L Brands 6.950%, 03/01/33	1,867,000	1,680,300

Neiman Marcus Group 8.000%, 10/25/24 (A)	373,000	121,225

Panther BF Aggregator 2 8.500%, 05/15/27 (A)	3,000,000	3,225,000

QVC 5.450%, 08/15/34	1,000,000	1,013,238

Staples 10.750%, 04/15/27 (A)	1,500,000	1,524,450

Under Armour 3.250%, 06/15/26	2,000,000	1,954,861

VistaJet Malta Finance 10.500%, 06/01/24 (A)	2,500,000	2,368,750

		21,081,503

Energy — 3.6%

Cimarex Energy 4.375%, 06/01/24	1,000,000	1,062,935

Danske Bank 3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/25 (A)	1,500,000	1,552,425

Murphy Oil 6.875%, 08/15/24	500,000	521,875
5.750%, 08/15/25	1,000,000	1,029,380

ONEOK 7.500%, 09/01/23	1,704,000	1,998,380

Springleaf Finance 5.375%, 11/15/29	500,000	519,950

Transocean 7.250%, 11/01/25 (A)	1,500,000	1,413,750

		8,098,695

Financials — 4.1%

Barclays 4.375%, 09/11/24	1,500,000	1,606,181

Credit Suisse Group 4.282%, 01/09/28 (A)	500,000	553,295

Credit Suisse Group Funding Guernsey 3.750%, 03/26/25	1,000,000	1,071,901

Deutsche Bank MTN 4.296%, VAR USD Swap Semi 30/360 5 Yr Curr+2.248%, 05/24/28	500,000	495,968

Deutsche Bank NY 3.950%, 02/27/23	1,000,000	1,037,831

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

HSBC Holdings 6.500%, 09/15/37	$1,500,000	$2,110,880

Lloyds Banking Group 4.500%, 11/04/24	500,000	544,484

UBS 5.125%, 05/15/24	1,500,000	1,618,125

		9,038,665

Health Care — 0.7%

Express Scripts Holding 3.400%, 03/01/27	1,500,000	1,555,823

Industrials — 3.7%

General Electric MTN 3.100%, 01/09/23	1,500,000	1,548,551

Great Lakes Dredge & Dock 8.000%, 05/15/22	2,010,000	2,110,500

Masco 7.750%, 08/01/29	1,088,000	1,454,068

Owens Corning 3.950%, 08/15/29	2,000,000	2,168,704

Resideo Funding 6.125%, 11/01/26 (A)	1,000,000	982,450

		8,264,273

Information Technology — 2.5%

Avnet 4.625%, 04/15/26	1,000,000	1,097,815

Diebold Nixdorf 8.500%, 04/15/24	1,000,000	960,000

Keysight Technologies 4.600%, 04/06/27	1,000,000	1,137,669

Motorola Solutions 4.600%, 05/23/29	1,175,000	1,321,261

VeriSign 4.750%, 07/15/27	1,000,000	1,055,000

		5,571,745

Materials — 3.6%

First Quantum Minerals 7.250%, 05/15/22 (A)	1,500,000	1,496,250

Georgia-Pacific 7.750%, 11/15/29	2,221,000	3,222,228

NOVA Chemicals 4.875%, 06/01/24 (A)	1,000,000	1,015,000

Vale Overseas 6.250%, 08/10/26	1,000,000	1,180,500

WRKCo 3.375%, 09/15/27	1,000,000	1,045,745

		7,959,723

Telecommunication Services — 0.9%

Twitter 3.875%, 12/15/27 (A)	2,000,000	2,002,500

Total Corporate Obligations (Cost $68,283,904)		71,019,625

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 27.5%

Automotive — 1.6%

Benefit Street Partners III, Ser 2017-IIIA, Cl CR 5.719%, VAR ICE LIBOR USD 3 Month+3.900%, 07/20/29 (A)	$2,000,000	$1,987,608

LCM XXII, Ser 2018-22A, Cl BR 3.819%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/28 (A)	1,500,000	1,500,891

		3,488,499

Collateralized Loan Obligation — 25.9%

BCC Funding XIII, Ser 2016-1, Cl E 6.000%, 11/20/22 (A)	1,500,000	1,507,241

BCC Middle Market, Ser 2018-1A, Cl B 4.819%, VAR ICE LIBOR USD 3 Month+3.000%, 10/20/30 (A)	1,000,000	980,605

Benefit Street Partners III, Ser 2017-IIIA, Cl DR 8.419%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	2,500,000	2,342,792

Benefit Street Partners IV, Ser 2016-IVA, Cl DR 9.069%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (A)	3,000,000	2,981,427

Carlyle Global Market Strategies, Ser 2018-1A, Cl B 3.669%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/31 (A)	2,000,000	1,977,636

Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2 3.636%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (A)	1,250,000	1,210,880

Chenango Park, Ser 2018-1A, Cl B 3.681%, VAR ICE LIBOR USD 3 Month+1.850%, 04/15/30 (A)	1,000,000	988,785

CIFC Funding, Ser 2018-1A, Cl C 3.569%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	500,000	482,294

Fortress Credit Opportunities IX, Ser 2017- 9A, Cl C 4.560%, VAR ICE LIBOR USD 3 Month+2.650%, 11/15/29 (A)	1,400,000	1,364,983

Galaxy XXIX, Ser 2018-29A, Cl D 4.310%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	500,000	499,184

Golub Capital Partners, Ser 2017-17A, Cl BR 4.694%, VAR ICE LIBOR USD 3 Month+2.900%, 10/25/30 (A)	1,500,000	1,470,111

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

Golub Capital Partners, Ser 2017-19RA, Cl B 4.344%, VAR ICE LIBOR USD 3 Month+2.550%, 07/26/29 (A)	$2,000,000	$1,996,666

Golub Capital Partners, Ser 2017-21A, Cl CR 4.244%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	3,000,000	2,840,562

Golub Capital Partners, Ser 2017-22A, Cl CR 3.669%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/31 (A)	1,500,000	1,422,997

Golub Capital Partners, Ser 2017-23A, Cl BR 3.369%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	1,000,000	982,308

Golub Capital Partners, Ser 2017-23A, Cl CR 3.619%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (A)	2,000,000	1,891,102

Golub Capital Partners, Ser 2017-24A, Cl DR 5.791%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	2,000,000	1,969,830

Golub Capital Partners, Ser 2018-26A, Cl BR 3.369%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	1,000,000	981,917

Golub Capital Partners, Ser 2018-36A, Cl B 3.541%, VAR ICE LIBOR USD 3 Month+1.650%, 02/05/31 (A)	2,000,000	1,931,338

Golub Capital Partners, Ser 2018-36A, Cl C 3.991%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/31 (A)	1,500,000	1,392,407

Jay Park, Ser 2018-1A, Cl BR 3.819%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/27 (A)	1,000,000	1,000,528

Madison Park Funding XII, Ser 2014-12A, Cl D 5.319%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (A)	3,000,000	3,014,796

MCF IV, Ser 2017-1A, Cl CR 4.469%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	1,000,000	986,672

MCF VIII, Ser 2018-1A, Cl B 3.569%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/30 (A)	3,000,000	2,918,697

Northwoods Capital XV, Ser 2017-15A, Cl C 4.558%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (A)	1,000,000	997,967

Description	Face Amount	Value

OZLM Funding IV, Ser 2017-4A, Cl BR 4.002%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (A)	$2,000,000	$1,978,446

OZLM XVI, Ser 2017-16A, Cl B 4.454%, VAR ICE LIBOR USD 3 Month+2.550%, 05/16/30 (A)	1,000,000	998,709

Parallel, Ser 2017-1A, Cl C 4.269%, VAR ICE LIBOR USD 3 Month+2.450%, 07/20/29 (A)	1,000,000	998,000

Race Point IX, Ser 2017-9A, Cl BR 3.981%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (A)	4,000,000	3,851,988

Race Point IX, Ser 2017-9A, Cl DR 8.731%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (A)	2,000,000	1,893,940

Sudbury Mill, Ser 2013-1A, Cl E 6.586%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	4,700,000	4,113,163

TCI-Symphony, Ser 2018-1A, Cl BR 3.498%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/29 (A)	2,000,000	2,002,810

Thayer Park, Ser 2017-1A, Cl D 7.919%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29 (A)	1,000,000	990,859

Zais, Ser 2017-1A, Cl C 4.631%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (A)	1,000,000	980,218

		57,941,858

Total Collateralized Loan Obligations (Cost $62,182,587)		61,430,357

ASSET-BACKED SECURITIES — 26.0%

Asset Backed Securities — 1.3%

BCC Funding XVI, Ser 2019-1A, Cl C 2.950%, 09/20/24 (A)	1,500,000	1,507,803

Pawnee Equipment Receivables Series, Ser 2019-1, Cl E 3.800%, 01/15/26 (A)	1,500,000	1,507,392

		3,015,195

Automotive — 12.3%

American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E 5.440%, 03/13/24 (A)	2,000,000	2,045,402

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C 2.720%, 06/10/22 (A)	$81,618	$81,633

American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E 5.170%, 06/10/24 (A)	2,500,000	2,546,124

Carnow Auto Receivables Trust, Ser 2017- 1A, Cl C 5.750%, 10/16/23 (A)	2,000,000	2,025,406

Carvana Auto Receivables Trust 2019-4, Ser 2019-4A, Cl E 4.700%, 10/15/26 (A)	1,000,000	1,016,248

Carvana Auto Receivables Trust, Ser 2019- 1A, Cl E 5.640%, 01/15/26 (A)	500,000	528,155

CPS Auto Receivables Trust, Ser 2016-B, Cl E 8.140%, 05/15/23 (A)	1,500,000	1,581,201

CPS Auto Receivables Trust, Ser 2016-D, Cl E 6.860%, 04/15/24 (A)	1,155,000	1,203,742

CPS Auto Receivables Trust, Ser 2019-B, Cl F 7.480%, 06/15/26 (A)	500,000	524,637

Drive Auto Receivables Trust, Ser 2018-1, Cl D 3.810%, 05/15/24	2,000,000	2,036,916

DT Auto Owner Trust, Ser 2016-2A, Cl D 5.430%, 11/15/22 (A)	770,282	773,213

DT Auto Owner Trust, Ser 2017-2A, Cl E 6.030%, 01/15/24 (A)	1,500,000	1,566,154

DT Auto Owner Trust, Ser 2019-4A, Cl E 3.930%, 10/15/26 (A)	2,000,000	2,023,753

Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D 5.790%, 05/16/22 (A)	1,391,218	1,392,832

Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D 6.550%, 10/17/22 (A)	1,500,000	1,509,409

First Investors Auto Owner Trust, Ser 2016-2A, Cl E 5.750%, 09/15/23 (A)	1,250,000	1,286,028

Flagship Credit Auto Trust, Ser 2016-2, Cl D 8.560%, 11/15/23 (A)	900,000	958,524

Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3 3.030%, 11/15/22	1,817,271	1,835,962

Description	Face Amount	Value

Octane Receivables Trust 2019-1, Ser 2019-1A, Cl A 3.160%, 09/20/23 (A)	$954,549	$956,355

SFS Asset Securitization, Ser 2019-1, Cl A 4.238%, 06/10/25 (A)	1,500,000	1,529,633

		27,421,327

Consumer Discretionary — 2.1%

CPS Auto Receivables Trust, Ser 2015-A, Cl E 6.190%, 05/16/22 (A)	1,100,000	1,102,104

CPS Auto Receivables Trust, Ser 2015-C, Cl F 7.510%, 11/15/22 (A)	1,500,000	1,533,422

CPS Auto Receivables Trust, Ser 2019-D, Cl E 3.860%, 10/15/25 (A)	2,000,000	2,015,801

		4,651,327

Credit Card — 4.7%

American Express Credit Account Master Trust, Ser 2018-5, Cl A 2.016%, VAR ICE LIBOR USD 1 Month+0.340%, 12/15/25	8,500,000	8,491,780

Fortiva Retail Credit Master Note Business Trust, Ser 2018-ONE, Cl A 5.540%, 11/15/23 (A)	2,000,000	2,041,410

		10,533,190

Information Technology — 0.5%

Avid Automobile Receivables Trust, Ser 2019-1, Cl E 6.760%, 05/17/27 (A)	1,000,000	1,011,196

Other Asset-Backed Securities — 5.1%

Business Jet Securities, Ser 2018-2, Cl A 4.447%, 06/15/33 (A)	527,369	540,701

Business Jet Securities, Ser 2018-2, Cl C 6.656%, 06/15/33 (A)	435,761	443,417

CFG Investments, Ser 2019-1, Cl A 5.560%, 08/15/29 (A)	1,200,000	1,207,286

CLI Funding, Ser 2018-1A, Cl B 4.930%, 04/18/43 (A)	815,307	836,257

Credibly Asset Securitization, Ser 2018-1A, Cl A 4.800%, 11/15/23 (A)	1,500,000	1,534,316

Harley Marine Financing, Ser 2018-1A, Cl A2 5.682%, 05/15/43 (A)	1,888,945	1,702,595

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

Kabbage Funding, Ser 2019-1, Cl A 3.825%, 03/15/24 (A)	$1,000,000	$1,014,838

Kabbage Funding, Ser 2019-1, Cl C 4.611%, 03/15/24 (A)	789,000	796,627

MelTel Land Funding, Ser 2019-1A, Cl C 6.070%, 04/15/49 (A)	500,000	521,157

Mosaic Solar Loans, Ser 2017-2A, Cl B 4.770%, 06/22/43 (A)	409,029	425,527

Sapphire Aviation Finance I, Ser 2018-1A, Cl B 5.926%, 03/15/40 (A)	388,594	403,453

Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2 4.540%, 02/25/44 (A)	990,833	1,055,447

Vantage Data Centers Issuer, Ser 2018-1A, Cl A2 4.072%, 02/16/43 (A)	980,833	1,021,649

		11,503,270

Total Asset-Backed Securities (Cost $57,062,294)		58,135,505

MORTGAGE-BACKED SECURITIES — 4.7%

Commercial Mortgage-Backed Obligation — 4.7%

Commercial Mortgage Trust, Ser 2014- UBS6, Cl C 4.597%, 12/10/47 (B)	1,000,000	1,038,526

Commercial Mortgage Trust, Ser 2015- DC1, Cl D 4.455%, 02/10/48 (A) (B)	1,517,000	1,403,727

Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 5.997%, 02/15/41 (A) (B)	574,219	35,602

FREMF Mortgage Trust, Ser 2016-K54, Cl C 4.189%, 04/25/48 (A) (B)	1,000,000	1,057,012

FREMF Mortgage Trust, Ser 2016-K722, Cl B 3.975%, 07/25/49 (A) (B)	1,500,000	1,566,256

FREMF Mortgage Trust, Ser 2017-K70, Cl B 3.934%, 12/25/49 (A) (B)	2,000,000	2,145,617

FREMF Mortgage Trust, Ser 2017-K71, Cl B 3.882%, 11/25/50 (A) (B)	1,250,000	1,328,772

UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.756%, 05/10/45 (A) (B)	1,000,000	1,053,905

Description	Face Amount	Value

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D 3.803%, 11/15/47 (A) (B)	$1,000,000	$953,080

		10,582,497

Total Mortgage-Backed Securities (Cost $10,220,440)		10,582,497

COMMON STOCK — 0.1%

Industrials — 0.1%

Erickson* (C)	3,761	143,445

Total Common Stock (Cost $1,829,568)		143,445

PREFERRED STOCK — 0.0%

Communication Services — 0.0%

MYT Holding 10.000%, 06/07/29 (A)	76,092	68,483

Total Preferred Stock (Cost $76,092)		68,483

CASH EQUIVALENT — 0.2%

Federated Government Obligations Fund, Cl I, 1.450%** (Cost $452,108)	452,108	452,108

REPURCHASE AGREEMENT (D) — 9.0%

KGS Alpha Overnight*** 1.650%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $20,002,750 (collateralized by various FNMA/GNMA obligations, par value $416,783 - $24,000,000, 2.011% - 5.500%, 06/25/36 - 02/01/50, with total market value of $20,563,572)	20,000,000	20,000,000

Total Repurchase Agreement (Cost $20,000,000)		20,000,000

Total Investments — 99.3% (Cost $220,106,993)		$221,832,020

Percentages are based on Net Assets of $223,489,486.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2020.
***	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2020 was $138,945,087 and represents 62.2% of Net Assets.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST CREDIT FUND

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Tri-Party Repurchase Agreement.

Cl — Class

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate Security

The following is a list of the level of inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$71,019,625	$—	$71,019,625
Collateralized Loan Obligations	—	61,430,357	—	61,430,357
Asset-Backed Securities	—	58,135,505	—	58,135,505
Mortgage-Backed Securities	—	10,582,497	—	10,582,497
Common Stock	—	—	143,445	143,445
Preferred Stock	—	68,483	—	68,483
Cash Equivalent	452,108	—	—	452,108
Repurchase Agreement	—	20,000,000	—	20,000,000

Total Investments in Securities	$452,108	$221,236,467	$143,445	$221,832,020

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 45.2%

Automotive — 30.5%

AccessLex Institute, Ser 2002-A, Cl A2 4.000%, 09/25/37 (A)	$400,000	$395,544

Ally Auto Receivables Trust, Ser 2019-2, Cl A2 2.340%, 06/15/22	1,826,026	1,831,426

American Credit Acceptance Receivables Trust, Ser 2017-2, Cl C 2.860%, 06/12/23 (B)	125,327	125,421

California Republic Auto Receivables Trust, Ser 2016-1, Cl C 4.560%, 12/15/22	1,000,000	1,005,927

Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl C 3.750%, 07/21/25 (B)	2,550,000	2,652,008

Carnow Auto Receivables Trust, Ser 2019- 1A, Cl A 2.720%, 11/15/22 (B)	2,127,624	2,131,973

CPS Auto Receivables Trust, Ser 2018-D, Cl D 4.340%, 09/16/24 (B)	1,500,000	1,552,718

Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl B 3.750%, 04/17/28 (B)	2,700,000	2,792,922

Description	Face Amount	Value

Diamond Resorts Owner Trust, Ser 2019- 1A, Cl A 2.890%, 02/20/32 (B)	$1,693,712	$1,717,549

Drive Auto Receivables Trust 2020-1, Ser 2020-1, Cl C 2.360%, 03/16/26	2,750,000	2,771,425

DT Auto Owner Trust, Ser 2019-4A, Cl C 2.730%, 07/15/25 (B)	2,000,000	2,029,635

Exeter Automobile Receivables Trust 2020-1, Ser 2020-1A, Cl C 2.490%, 01/15/25 (B)	1,500,000	1,512,533

Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D 3.530%, 11/15/23 (B)	3,000,000	3,063,639

Exeter Automobile Receivables Trust, Ser 2019-2A, Cl B 3.060%, 05/15/23 (B)	3,200,000	3,233,265

First Investors Auto Owner Trust, Ser 2017-1A, Cl D 3.600%, 04/17/23 (B)	5,000,000	5,094,345

Flagship Credit Auto Trust, Ser 2016-4, Cl C 2.710%, 11/15/22 (B)	99,000	99,224

Flagship Credit Auto Trust, Ser 2018-4, Cl D 4.330%, 12/16/24 (B)	4,935,000	5,187,770

Ford Credit Auto Owner Trust, Ser 2019-B, Cl B 2.400%, 11/15/24	1,365,000	1,385,731

GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A 2.470%, 11/15/23 (B)	3,234,978	3,248,007

GM Financial Automobile Leasing Trust, Ser 2018-1, Cl A4 2.680%, 12/20/21	2,000,000	2,006,131

GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B 2.570%, 07/17/23	1,240,000	1,256,363

Hertz Vehicle Financing, Ser 2018-2A, Cl A 3.650%, 06/27/22 (B)	3,000,000	3,069,835

Master Credit Card Trust II, Ser 2018-1A, Cl A 2.144%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/24 (B)	5,000,000	5,017,539

Master Credit Card Trust II, Ser 2019-2A, Cl A 2.044%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/23 (B)	3,500,000	3,503,750

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value

Master Credit Card Trust, Ser 2019-1A, Cl A 2.134%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/22 (B)	$3,000,000	$3,007,737

NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2 3.220%, 02/15/23 (B)	1,500,000	1,522,105

Nissan Auto Receivables Owner Trust, Ser 2017-C, Cl A3 2.120%, 04/18/22	2,740,325	2,746,826

OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B 3.710%, 04/14/25 (B)	3,750,000	3,859,229

OSCAR US Funding Trust IX, Ser 2018-2A, Cl A3 3.390%, 09/12/22 (B)	1,250,000	1,267,469

OSCAR US Funding Trust VI, Ser 2017-1A, Cl A3 2.820%, 06/10/21 (B)	146,629	146,733

OSCAR US Funding Trust VII, Ser 2017-2A, Cl A3 2.450%, 12/10/21 (B)	1,492,918	1,494,865

Pawnee Equipment Receivables Series, Ser 2019-1, Cl A2 2.290%, 10/15/24 (B)	1,900,000	1,900,278

Pawnee Equipment Receivables Series, Ser 2019-1, Cl D 2.860%, 10/15/24 (B)	5,000,000	5,024,779

Santander Drive Auto Receivables Trust, Ser 2018-3, Cl B 3.290%, 10/17/22	1,899,483	1,904,866

Santander Drive Auto Receivables Trust, Ser 2018-4, Cl C 3.560%, 07/15/24	1,250,000	1,270,813

SoFi Consumer Loan Program, Ser 2019-1, Cl B 3.450%, 02/25/28 (B)	2,400,000	2,447,483

Synchrony Card Issuance Trust, Ser 2018- A1, Cl A 3.380%, 09/15/24	3,100,000	3,186,450

Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A 2.370%, 03/15/23	1,785,000	1,786,331

United Auto Credit Securitization Trust, Ser 2018-2, Cl B 3.560%, 08/10/22 (B)	412,720	412,888

Vantage Data Centers Issuer, Ser 2018-2A, Cl A2 4.196%, 11/16/43 (B)	3,953,333	4,132,349

Description	Face Amount	Value

Volvo Financial Equipment, Ser 2018-1A, Cl A4 2.760%, 10/17/22 (B)	$4,500,000	$4,563,013

Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D 3.460%, 10/17/22 (B)	2,000,000	2,012,071

Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C 2.840%, 07/15/24 (B)	2,650,000	2,688,386

World Financial Network Credit Card Master Trust, Ser 2016-A, Cl M 2.330%, 04/15/25	2,000,000	2,011,149

World Omni Auto Receivables Trust, Ser 2018-B, Cl B 3.170%, 01/15/25	1,520,000	1,562,221

World Omni Auto Receivables Trust, Ser 2018-C, Cl A3 3.130%, 11/15/23	3,000,000	3,058,697

World Omni Automobile Lease Securitization Trust, Ser 2019-A, Cl A4 3.010%, 07/15/24	1,750,000	1,785,241

		110,476,659

Credit Cards — 10.0%

Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2 2.086%, VAR ICE LIBOR USD 1 Month+0.410%, 01/15/25	5,000,000	5,021,918

Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5 2.256%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/27	9,000,000	9,056,671

Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5 2.273%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/26	7,000,000	7,050,875

Discover Card Execution Note Trust, Ser 2017-A7, Cl A7 2.036%, VAR ICE LIBOR USD 1 Month+0.360%, 04/15/25	5,000,000	5,014,745

Golden Credit Card Trust, Ser 2019-1A, Cl A 2.126%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/22 (B)	5,000,000	5,010,950

Trillium Credit Card Trust II, Ser 2019-1A, Cl A 2.141%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/24 (B)	5,000,000	5,013,965

		36,169,124

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value

Other Asset-Backed Securities — 1.0%

Mosaic Solar Loans, Ser 2017-1A, Cl A 4.450%, 06/20/42 (B)	$456,643	$480,866

SCF Equipment Leasing, Ser 2017-1A, Cl A 3.770%, 01/20/23 (B)	528,603	535,341

SoFi Consumer Loan Program, Ser 2017-5, Cl A2 2.780%, 09/25/26 (B)	1,386,588	1,394,638

TAL Advantage V, Ser 2013-1A, Cl B 3.960%, 02/22/38 (B)	1,233,333	1,244,229

		3,655,074

Student Loan — 3.7%

Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1 2.550%, 05/25/41 (B)	1,892,657	1,908,754

Nelnet Student Loan Trust, Ser 2012-6A, Cl B 3.161%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (B)	3,000,000	2,886,917

Nelnet Student Loan Trust, Ser 2013-3A, Cl B 3.161%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (B)	4,000,000	3,947,566

Nelnet Student Loan Trust, Ser 2015-3A, Cl B 3.161%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (B)	3,000,000	2,882,514

SLM Student Loan Trust, Ser 2013-2, Cl B 3.161%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	1,922,206

		13,547,957

Total Asset-Backed Securities (Cost $160,914,576)		163,848,814

U.S. TREASURY OBLIGATIONS — 33.3%

U.S. Treasury Note 1.625%, 11/15/22 to 12/15/22	80,000,000	80,695,313
1.500%, 01/15/23	40,000,000	40,221,875

Total U.S. Treasury Obligations (Cost $119,980,089)		120,917,188

CORPORATE OBLIGATIONS — 17.1%

Communication Services — 1.4%

BellSouth 4.266%, 04/26/20 (B)	5,000,000	5,025,150

Consumer Discretionary — 0.8%

BMW US Capital 2.950%, 04/14/22 (B)	3,000,000	3,072,276

Energy — 5.2%

Barclays 3.200%, 08/10/21	3,000,000	3,051,119

Description	Face Amount	Value

Danske Bank MTN 2.800%, 03/10/21 (B)	$3,000,000	$3,032,176

Nationwide Building Society 2.000%, 01/27/23 (B)	9,000,000	9,050,597

Standard Chartered MTN 2.250%, 04/17/20 (B)	2,300,000	2,300,713

Swedbank 2.594%, VAR ICE LIBOR USD 3 Month+0.700%, 03/14/22 (B)	1,600,000	1,608,076

		19,042,681

Financials — 7.6%

Athene Global Funding 2.500%, 01/14/25 (B)	11,800,000	11,909,606

Bank of America MTN 3.764%, VAR CPI YOY+2.000%, 01/14/21	1,000,000	990,000

Capital One 2.150%, 09/06/22	1,350,000	1,360,490

Capital One Financial 3.200%, 01/30/23	2,000,000	2,074,512

Credit Suisse NY 2.100%, 11/12/21	1,000,000	1,006,656

Deutsche Bank 3.209%, VAR ICE LIBOR USD 3 Month+1.310%, 08/20/20	4,400,000	4,415,514

JPMorgan Chase MTN 3.051%, VAR CPI YOY+1.000%, 08/17/22	1,250,000	1,242,375

Royal Bank of Canada MTN 2.750%, 02/01/22	2,000,000	2,044,989

Royal Bank of Scotland Group 3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/23	2,328,000	2,393,665

		27,437,807

Health Care — 0.6%

AbbVie 2.150%, 11/19/21 (B)	2,000,000	2,012,759

Industrials — 1.1%

Masco 5.950%, 03/15/22	3,574,000	3,868,783

Information Technology — 0.4%

Jabil 4.700%, 09/15/22	1,365,000	1,458,466

Total Corporate Obligations (Cost $61,230,805)		61,917,922

U.S. GOVERNMENT AGENCY OBLIGATION — 1.4%

Tennessee Valley Authority 3.875%, 02/15/21	5,000,000	5,116,446

Total U.S. Government Agency Obligation (Cost $5,095,309)		5,116,446

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
MORTGAGE-BACKED SECURITY — 0.6%

Agency Mortgage-Backed Obligation — 0.6%

FHLMC REMIC, Ser 2010-3747, Cl UF 2.156%, VAR LIBOR USD 1 Month+0.480%, 10/15/40	$2,173,175	$2,166,354

Total Mortgage-Backed Security (Cost $2,170,281)		2,166,354

CASH EQUIVALENT — 0.1%

Federated Government Obligations Fund, Cl I, 1.450%* (Cost $287,510)	287,510	287,510

REPURCHASE AGREEMENT (C) — 0.8%

KGS Alpha Overnight** 1.600%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $3,000,400 (collateralized by various GNMA obligations, par value $2,927,176, 3.500%, 01/20/50, with total market value of $3,060,001)	3,000,000	3,000,000

Total Repurchase Agreement (Cost $3,000,000)		3,000,000

Total Investments — 98.5% (Cost $352,678,570)		$357,254,234

Percentages are based on Net Assets of $362,838,033.

*	Rate shown is the 7-day effective yield as of January 31, 2020.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2020 was $143,828,611 and represents 39.6% of Net Assets.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

CPI YOY — Consumer Price Index Year Over Year

FHLMC — Federal Home Loan Mortgage Corporation

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the level of inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$163,848,814	$—	$163,848,814
U.S. Treasury Obligations	120,917,188	—	—	120,917,188
Corporate Obligations	—	61,917,922	—	61,917,922
U.S. Government Agency Obligation	—	5,116,446	—	5,116,446
Mortgage-Backed Security	—	2,166,354	—	2,166,354
Cash Equivalent	287,510	—	—	287,510
Repurchase Agreement	—	3,000,000	—	3,000,000

Total Investments in Securities	$121,204,698	$236,049,536	$—	$357,254,234

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 92.1%

Arizona — 1.2%

University of Arizona, Ser B, RB 4.000%, 06/01/25	$1,000,000	$1,157,860

California — 3.3%

California State, Municipal Finance Authority, Ser A, RB 5.000%, 03/01/25	1,610,000	1,660,683

California State, School Finance Authority, RB Callable 02/01/24 @ 100 5.350%, 08/01/24	450,000	481,545

Golden State, Tobacco Securitization, Ser A, RB, ST APPROP 4.000%, 06/01/21	1,000,000	1,041,690

		3,183,918

Colorado — 2.5%

El Paso County, School District No. 49 Falcon, Ser A, COP 5.000%, 12/15/24	525,000	624,530
5.000%, 12/15/25	460,000	564,218

El Paso County, School District No. 49 Falcon, Ser B, COP 5.000%, 12/15/23	250,000	287,843
5.000%, 12/15/24	300,000	356,874
5.000%, 12/15/26	500,000	627,140

		2,460,605

Delaware — 2.4%

University of Delaware, RB 5.000%, 11/01/23	2,000,000	2,305,340

Description	Face Amount	Value

District of Columbia — 1.3%

District of Columbia, RB 4.000%, 10/01/20	$305,000	$307,089
4.000%, 10/01/22	895,000	926,844

		1,233,933

Florida — 2.1%

Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,048,120

Idaho — 0.6%

Idaho State, Housing & Finance Association, RB 4.000%, 07/01/26	500,000	535,425

Illinois — 4.5%

Chicago, O’Hare International Airport, Ser B, RB Pre-Refunded @ 100 5.500%, 01/01/21 (A)	1,030,000	1,073,425

Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM 4.000%, 01/30/25	760,000	850,334

Railsplitter, Tobacco Settlement Authority, RB 5.250%, 06/01/20	2,410,000	2,442,077

		4,365,836

Kansas — 3.1%

Geary County, GO 5.000%, 09/01/24	1,240,000	1,449,324
5.000%, 09/01/25	1,300,000	1,563,562

		3,012,886

Maryland — 2.8%

Maryland State, GO 5.000%, 03/15/29	2,000,000	2,672,720

Massachusetts — 1.1%

City of Fall River Massachussetts, GO, ST AID WITHHLDG 2.000%, 12/01/24	1,015,000	1,060,391

Michigan — 1.3%

Taylor, Brownfield Redevelopment Authority, RB, NATL Callable 05/01/24 @ 100 4.000%, 05/01/28	1,175,000	1,257,274

Minnesota — 0.6%

Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	554,972	565,561

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Missouri — 1.8%

Saint Louis, Municipal Finance, RB, AGM 5.000%, 07/15/22	$1,575,000	$1,725,302

New Hampshire — 1.2%

Grafton County, GO 3.000%, 07/01/22	1,140,000	1,194,116

New York — 2.2%

Dunkirk City, School District, GO, AGM 4.000%, 06/15/21	550,000	574,744
4.000%, 06/15/22	835,000	898,468

Niagara County, Tobacco Asset Securitization, RB 5.000%, 05/15/20	350,000	353,108
5.000%, 05/15/21	300,000	311,547

		2,137,867

Ohio — 1.1%

Ohio State, Ser A, GO Callable 08/01/21 @ 100 5.000%, 02/01/31	1,000,000	1,058,940

Oklahoma — 3.0%

Oklahoma State, Housing Finance Agency, RB, GNMA Callable 03/01/23 @ 100 3.750%, 03/01/44	503,889	531,346

University of Oklahoma, Ser C, RB Callable 07/01/25 @ 100 5.000%, 07/01/35	2,000,000	2,362,500

		2,893,846

Rhode Island — 2.2%

Rhode Island State, Ser A, GO Callable 05/01/27 @ 100 3.000%, 05/01/33	2,000,000	2,132,800

South Carolina — 1.6%

Hilton Head Island, Ser C, GO, ST AID WITHHLDG Callable 03/01/26 @ 100 2.250%, 03/01/33	530,000	537,680
2.125%, 03/01/32	520,000	525,054
2.000%, 03/01/30	495,000	502,603

		1,565,337

Texas — 47.4%

Andrews County, Hospital District, GO 2.750%, 03/15/20	1,250,000	1,252,412

Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 5.125%, 04/01/20	685,000	688,939

Description	Face Amount	Value

Central Texas, Turnpike System, Ser C, RB 5.000%, 08/15/24	$750,000	$877,943

Clifton, Higher Education Finance, Idea Public Schools Project, RB 4.800%, 08/15/21 (B)	215,000	222,884

Clifton, Higher Education Finance, RB, PSF-GTD 5.000%, 08/15/24	1,185,000	1,391,735

Clifton, Higher Education Finance, RB, PSF-GTD Callable 08/15/24 @ 100 5.000%, 08/15/25	700,000	822,507

Clifton, Higher Education Finance, Ser A, RB 3.375%, 12/01/24	1,260,000	1,301,378

Clifton, Higher Education Finance, Ser B, RB 5.000%, 08/15/25	460,000	548,762
4.000%, 08/15/22	525,000	561,115
4.000%, 08/15/23	500,000	545,615

Cypress-Fairbanks Independent School District, Ser A, PSF-GTD Callable 02/15/29 @ 100 5.000%, 02/15/30	1,500,000	1,964,025

Dallas Area, Rapid Transit, Ser A, RB 5.000%, 12/01/22	1,000,000	1,114,320

Downtown Redevelopment Authority, TA, BAM 5.000%, 09/01/25	1,000,000	1,185,550

Downtown Redevelopment Authority, TA, BAM Callable 09/01/25 @ 100 5.000%, 09/01/29	1,000,000	1,201,550

El Paso County, Hospital District, GO 5.000%, 08/15/25	3,070,000	3,601,601

Georgetown, Utility System Revenue, RB Callable 08/15/26 @ 100 4.000%, 08/15/29	1,000,000	1,154,870

Houston, Higher Education Finance, Ser A, RB, PSF-GTD 4.000%, 02/15/22	1,005,000	1,063,149

La Vernia, Higher Education Finance, Ser A, RB 4.200%, 08/15/25	575,000	602,853

La Vernia, Higher Education Finance, Ser A, RB Callable 08/15/24 @ 100 5.250%, 08/15/35	3,435,000	3,750,951

Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,573,225

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Love Field, Airport Modernization, AMT, RB 5.000%, 11/01/22	$1,000,000	$1,105,540

New Hope, Cultural Education Facilities, RB 5.000%, 04/01/21	355,000	363,786
4.000%, 04/01/20	210,000	210,405

North Harris County, Regional Water Authority, RB 3.000%, 12/15/20	1,000,000	1,017,500

San Antonio, Public Facilities, RB Callable 09/15/22 @ 100 5.000%, 09/15/26	2,000,000	2,201,440

Seminole, Hospital District, GO Callable 02/15/26 @ 100 4.000%, 02/15/31	545,000	592,802

Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,187,810

Texas State, College Student Loan, GO Callable 08/01/20 @ 100 5.000%, 08/01/21	1,000,000	1,020,470

Texas State, Highway Improvement, GO 5.000%, 04/01/22	2,500,000	2,722,050

Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21	1,440,000	1,506,557
5.375%, 05/01/20	1,365,000	1,376,521

Texas State, Public Finance Authority, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,117,479

Texas State, Public Finance Authority, RB, BAM 5.000%, 11/01/21	1,400,000	1,486,394

Texas State, University System, Ser A, RB 5.000%, 03/15/21	1,000,000	1,045,100

Texas Tech University, Ser A, RB Callable 02/15/27 @ 100 5.000%, 02/15/28	2,000,000	2,532,860

		45,912,098

Virginia — 3.1%

Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB 2.150%, 04/01/21	3,000,000	3,036,510

Description	Face Amount	Value

Wisconsin — 1.7%

Oshkosh City, Ser H, GO Callable 08/01/24 @ 100 2.375%, 08/01/30	$585,000	$602,737

Wisconsin State, Ser B, GO Pre-Refunded @ 100 4.500%, 05/01/21 (A)	1,000,000	1,044,590

		1,647,327

Total Municipal Bonds (Cost $85,417,190)		89,164,012

CASH EQUIVALENT — 7.2%

Federated Government Obligations Fund, Cl I, 1.450%* (Cost $7,020,771)	7,020,771	7,020,771

Total Investments — 99.3% (Cost $92,437,961)		$96,184,783

Percentages are based on Net Assets of $96,828,953.

*	Rate shown is the 7-day effective yield as of January 31, 2020.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Permanent School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$89,164,012	$—	$89,164,012
Cash Equivalent	7,020,771	—	—	7,020,771

Total Investments in Securities	$7,020,771	$89,164,012	$—	$96,184,783

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated at “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

FROST GLOBAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
U.S. TREASURY OBLIGATION — 33.9%

U.S. Treasury Note 1.500%, 10/31/21	$350,000	$350,779

Total U.S. Treasury Obligation (Cost $349,334)		350,779

CORPORATE OBLIGATIONS — 20.9%

Energy — 17.3%

Barclays MTN 0.750%, VAR EUSA1+1.050%, 06/09/25	100,000	111,864

Westpac Banking MTN 1.522%, VAR BBSW3M+0.620%, 05/16/22	100,000	67,045

		178,909

Financials — 3.6%

Royal Bank of Canada 2.410%, VAR CDOR03+0.360%, 03/23/20	50,000	37,807

Total Corporate Obligations (Cost $217,485)		216,716

ASSET-BACKED SECURITY — 12.7%

Automotive — 12.7%

Penarth Master Issuer, Ser 2018-1X, Cl A2 1.226%, VAR SONIA1M IR+0.515%, 03/18/25	100,000	131,287

Total Asset-Backed Security (Cost $131,332)		131,287

SOVEREIGN DEBT — 5.0%

Mexican Bonos 6.500%, 06/09/22	974,700	51,416

Total Sovereign Debt (Cost $50,970)		51,416

Description	Face Amount	Value
CASH EQUIVALENT — 26.3%

Union Bank of California, 0.300%* (Cost $272,319)	$272,319	$272,319

Total Investments — 98.8% (Cost $1,021,440)		$1,022,517

Percentages are based on Net Assets of $1,034,490.

*	Rate shown is the 7-day effective yield as of January 31, 2020.

Cl — Class

MTN — Medium Term Note

Ser — Series

VAR — Variable

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Growth Equity Fund	Value Equity Fund	Mid Cap Equity Fund	Total Return Bond Fund

Assets:
Investments at Value	$352,349,513	$14,302,558	$1,950,943	$3,799,327,329
Repurchase Agreements at Value	—	—	—	164,000,000
Receivable for Investment Securities Sold	—	—	—	7,608,077
Receivable for Capital Shares Sold	438,003	523	—	9,060,069
Receivable Due from Investment Adviser	—	—	3,298	—
Dividends and Interest Receivable	99,990	14,451	381	24,005,669
Receivable from Investment Adviser	—	—	—	—
Foreign Tax Reclaim Receivable	1,484	8,049	—	—
Prepaid Expenses	14,837	12,045	15,268	74,147

Total Assets	352,903,827	14,337,626	1,969,890	4,004,075,291

Liabilities:
Payable for Investment Securities Purchased	—	159,631	—	17,853,135
Payable for Capital Shares Redeemed	349,632	2	—	3,035,895
Payable Due to Investment Adviser	149,929	6,281	—	1,165,093
Shareholder Servicing Fees Payable — A Class Shares	—	—	—	1,010
Professional Fees Payable	10,637	10,558	10,579	23,876
Payable Due to Administrator	21,735	911	124	241,272
Payable Due to Distributor — Investor Class Shares	10,637	829	87	108,869
Payable Due to Distributor — A Class Shares	—	—	—	556
Transfer Agent Fees Payable	3,476	7,415	7,412	124,199
Payable Due to Trustees	1,369	68	9	15,170
Chief Compliance Officer Fees Payable	424	33	4	4,716
Pricing Fees Payable	831	449	191	42,769
Income Distribution Payable	—	—	—	2,180
Other Accrued Expenses	7,087	—	1,127	82,646

Total Liabilities	555,757	186,177	19,533	22,701,386

Net Assets	$352,348,070	$14,151,449	$1,950,357	$3,981,373,905

NET ASSETS:
Paid-in Capital	$177,079,117	$12,566,683	$1,611,825	$4,008,637,706
Total Distributable Earnings (Loss)	175,268,953	1,584,766	338,532	(27,263,801)

Net Assets	$352,348,070	$14,151,449	$1,950,357	$3,981,373,905

Institutional Class Shares:
Net Assets	$301,431,764	$9,489,789	$1,689,094	$3,414,155,723
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	21,739,620	1,391,664	319,773	327,479,001
Net Asset Value, Offering and Redemption Price Per Share	$13.87	$6.82	$5.28	$10.43

Investor Class Shares:
Net Assets	$50,916,306	$4,661,660	$261,263	$564,519,296
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,730,808	685,635	50,871	54,174,371
Net Asset Value, Offering and Redemption Price Per Share	$13.65	$6.80	$5.14	$10.42

A Class Shares:
Net Assets	$—	$—	$—	$2,698,886
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	—	—	—	259,018
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$10.42

Maximum Offering Price Per Share — Class A	$—	$—	$—	$10.77

Cost of Investments	$183,668,358	$13,181,940	$1,780,080	$3,963,438,665

Cost of Affiliated Investment	—	—	—	—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Credit Fund	Low Duration Bond Fund	Municipal Bond Fund	Global Bond Fund

Assets:
Investments at Value	$201,832,020	$354,254,234	$96,184,783	$1,022,517
Repurchase Agreements at Value	20,000,000	3,000,000	—	—
Receivable for Investment Securities Sold	—	4,878,281	—	—
Receivable for Capital Shares Sold	413,405	2,236,672	—	—
Dividends and Interest Receivable	1,539,396	1,056,079	1,118,598	2,360
Receivable from Investment Adviser	—	—	—	22,379
Deferred Offering Costs	—	—	—	16,006
Prepaid Expenses	24,892	17,832	11,150	1,398

Total Assets	223,809,713	365,443,098	97,314,531	1,064,660

Liabilities:
Securities Sold Short, at Value	—	2,000,000	—	—
Payable for Capital Shares Redeemed	157,395	458,708	415,722	—
Payable Due to Investment Adviser	94,450	91,167	32,181	436
Shareholder Servicing Fees Payable — A Class Shares	299	—	—	—
Professional Fee Payable	17,614	11,564	11,496	11,753
Payable Due to Administrator	13,691	22,026	9,330	6,352
Payable Due to Distributor — Investor Class Shares	2,541	4,583	1,249	—
Payable Due to Distributor — A Class Shares	168	—	—	—
Payable Due to Trustees	839	1,374	597	2
Chief Compliance Officer Fees Payable	266	436	200	—
Transfer Agent Fees Payable	9,765	5,390	6,917	11,325
Pricing Fees Payable	18,428	4,552	5,371	302
Other Accrued Expenses	4,771	5,265	2,515	—

Total Liabilities	320,227	2,605,065	485,578	30,170

Net Assets	$223,489,486	$362,838,033	$96,828,953	$1,034,490

NET ASSETS:
Paid-in Capital	$224,830,936	$359,642,292	$92,181,544	$1,033,333
Distributable Earnings (Loss)	(1,341,450)	3,195,741	4,647,409	1,157

Net Assets	$223,489,486	$362,838,033	$96,828,953	$1,034,490

Institutional Class Shares:
Net Assets	$210,134,928	$340,086,946	$90,543,593	$1,034,290
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	21,440,788	32,853,547	8,567,402	103,310
Net Asset Value, Offering and Redemption Price Per Share	$9.80	$10.35	$10.57	$10.01

Investor Class Shares:
Net Assets	$12,765,692	$22,751,087	$6,285,360	$100
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,304,363	2,197,026	594,527	10
Net Asset Value, Offering and Redemption Price Per Share	$9.79	$10.36	$10.57	$10.02

A Class Shares:
Net Assets	$588,866	$—	$—	$100
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	60,191	—	—	10
Net Asset Value, Offering and Redemption Price Per Share	$9.78	$—	$—	$10.02

Maximum Offering Price Per Share — Class A	$10.01	$—	$—	$10.23

Cost of Investments	$220,106,993	$352,678,570	$92,437,961	$1,021,440
Cost of Repurchase Agreements	—	—	—	—

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 2 0 (Unaudited)

STATEMENTS OF OPERATIONS

	Growth Equity Fund	Value Equity Fund	Mid Cap Equity Fund	Total Return Bond Fund

Investment Income:

Dividend Income	$1,553,316	$337,309	$30,039	$9,546

Interest income	—	—	765	78,845,062

Foreign Taxes Withheld	(2,982)	—	—	—

Total Investment Income	1,550,334	337,309	30,804	78,854,608

Expenses:

Investment Advisory Fees	854,973	53,322	7,451	6,759,307

Administration Fees	124,040	7,737	1,081	1,400,843

Distribution Fees — Investor Class Shares	60,556	6,496	642	679,604

Distribution Fees — A Class Shares	—	—	—	2,553

Trustees’ Fees	4,307	305	43	48,587

Chief Compliance Officer Fees	721	48	6	8,145

Transfer Agent Fees	22,869	7,276	5,802	233,646

Professional Fees	24,586	20,080	19,766	98,519

Registration Fees	19,686	13,743	14,647	107,755

Printing Fees	10,133	713	121	111,709

Custodian Fees	6,809	980	2,515	78,783

Interest Expense on Borrowings	—	300	163	—

Insurance and Other Expenses	4,981	676	405	132,889

Total Expenses	1,133,661	111,676	52,642	9,662,340

Less: Investment Advisory Fees Waived	—	—	(28,713)	—

Less: Fees Paid Indirectly	(1,077)	(481)	(190)	(33,842)

Net Expenses	1,132,584	111,195	23,739	9,628,498

Net Investment Income	417,750	226,114	7,065	69,226,110

Net Realized Gain from Investments	16,424,638	1,858,254	311,215	2,475,695

Net Change in Unrealized Appreciation (Depreciation) on Investments	19,333,596	(1,442,461)	(259,289)	2,739,847

Net Realized and Unrealized Gain on Investments	35,758,234	415,793	51,926	5,215,542

Increase in Net Assets Resulting from Operations	$36,175,984	$641,907	$58,991	$74,441,652

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 2 0 (Unaudited)

STATEMENTS OF OPERATIONS

	Credit Fund	Low Duration Bond Fund	Municipal Bond Fund	Global Bond Fund*

Investment Income:

Interest Income	$5,366,301	$4,367,090	$1,820,964	$3,607

Dividend Income	5,139	5,184	106,805	—

Total Investment Income	5,371,440	4,372,274	1,927,769	3,607

Expenses:

Investment Advisory Fees	553,750	526,756	277,730	1,205

Administration Fees	80,333	127,366	57,560	18,887

Distribution Fees — Investor Class Shares	16,112	30,620	7,956	—

Distribution Fees — A Class Shares	497	—	—	—

Trustees’ Fees	2,809	4,434	2,033	3

Chief Compliance Officer Fees	471	740	337	1

Transfer Agent Fees	20,236	23,931	13,926	11,338

Registration Fees	22,557	20,342	13,951	148

Professional Fees	34,191	27,364	24,681	11,754

Printing Fees	6,521	10,172	4,661	51

Custodian Fees	4,889	8,072	3,284	632

Offering Costs	—	—	—	24,071

Insurance and Other Expenses	37,711	13,535	11,094	351

Total Expenses	780,077	793,332	417,213	68,441

Less: Investment Advisory Fees Waived	—	—	(79,351)	(66,033)

Less: Fees Paid Indirectly	(1,233)	(1,116)	(101)	(2)

Net Expenses	778,844	792,216	337,761	2,406

Net Investment Income	4,592,596	3,580,058	1,590,008	1,201

Net Realized Gain (Loss) from Investments	368,799	42,267	974,533	38

Net Change in Unrealized Appreciation (Depreciation) on Investments	1,803,669	2,559,658	344,285	1,077

Net Realized and Unrealized Loss on Investments	2,172,468	2,601,925	1,318,818	1,115

Increase (Decrease) in Net Assets Resulting from Operations	$6,765,064	$6,181,983	$2,908,826	$2,316

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

*	Fund commenced operations on October 31, 2019.

The accompanying notes are an integral part of the financial statements.

This page is intentionally left blank.

FROST FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
Operations:
Net Investment Income (Loss)	$417,750	$930,902
Net Realized Gain on Investments	16,424,638	29,612,815
Net Change in Unrealized Appreciation (Depreciation) on Investments	19,333,596	(1,306,421)

Net Increase in Net Assets Resulting from Operations	36,175,984	29,237,296

Distributions:
Net Investment Income:
Institutional Class Shares	(859,170)	(34,131,973)
Investor Class Shares	(35,946)	(5,586,562)
A Class Shares	—	—
Return of Capital:
Institutional Class Shares	(28,648,645)	—
Investor Class Shares	(4,792,207)	—

Total Distributions	(34,335,968)	(39,718,535)

Capital Share Transactions:
Institutional Class Shares:
Issued	18,190,287	49,641,365
Reinvestment of Dividends	13,734,711	15,323,192
Redeemed	(22,766,447)	(37,485,376)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	9,158,551	27,479,181

Investor Class Shares:
Issued	1,168,065	2,582,372
Reinvestment of Dividends	4,729,005	5,463,581
Redeemed	(2,431,818)	(5,934,245)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	3,465,252	2,111,708

A Class Shares:
Issued	n/a	n/a
Reinvestment of Dividends	n/a	n/a
Redeemed	n/a	n/a

Net Increase (Decrease) in Net Assets from A Class Share Transactions	n/a	n/a

Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,623,803	29,590,889

Total Increase (Decrease) in Net Assets	14,463,819	19,109,650

Net assets:
Beginning of Year	337,884,251	318,774,601

End of Year	$352,348,070	$337,884,251

Share Transactions:
Institutional Class Shares:
Issued	1,314,688	3,741,882
Reinvestment of Dividends	1,035,347	1,321,795
Redeemed	(1,652,341)	(2,831,757)

Total Increase (Decrease) in Institutional Class Shares	697,694	2,231,920

Investor Class Shares:
Issued	85,048	196,563
Reinvestment of Dividends	362,875	478,924
Redeemed	(178,269)	(450,708)

Total Increase (Decrease) in Investor Class Shares	269,654	224,779

A Class Shares:
Issued	n/a	n/a
Reinvestment of Dividends	n/a	n/a
Redeemed	n/a	n/a

Total Increase (Decrease) in Investor Class Shares	n/a	n/a

Net Increase (Decrease) in Shares Outstanding	967,348	2,456,699

Amounts designated as “—” are $0.

“n/a” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Value Equity Fund		Mid Cap Equity Fund		Total Return Bond Fund
Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019

$226,114	$1,178,014	$7,065	$16,649	$69,226,110	$119,076,528
1,858,254	6,592,172	311,215	1,603,969	2,475,695	(19,700,120)
(1,442,461)	(14,708,765)	(259,289)	(1,494,426)	2,739,847	65,485,924

641,907	(6,938,579)	58,991	126,192	74,441,652	164,862,332

(135,976)	(7,698,849)	(3,663)	(2,233,008)	(62,106,823)	(103,743,506)
(46,087)	(2,390,282)	—	(210,593)	(9,503,333)	(14,981,109)
—	—	—	—	(36,222)	(39,688)

(1,664,693)	—	(664,127)	—	—	—
(781,033)	—	(116,993)	—	—	—

(2,627,789)	(10,089,131)	(784,783)	(2,443,601)	(71,646,378)	(118,764,303)

78,915	2,725,486	—	217,618	492,483,457	1,275,659,383
763,186	3,824,810	258,784	304,641	36,279,904	52,809,404
(13,880,448)	(44,219,339)	(1,709,855)	(7,320,407)	(308,445,526)	(526,537,951)

(13,038,347)	(37,669,043)	(1,451,071)	(6,798,148)	220,317,835	801,930,836

14,198	191,873	73,695	91,953	119,337,315	234,367,919
509,918	2,073,351	94,883	207,521	8,675,985	13,491,205
(720,552)	(20,361,275)	(454,593)	(317,117)	(84,133,313)	(107,868,376)

(196,436)	(18,096,051)	(286,015)	(17,643)	43,879,987	139,990,748

n/a	n/a	n/a	n/a	1,802,993	2,591,910
n/a	n/a	n/a	n/a	15,136	22,168
n/a	n/a	n/a	n/a	(118,698)	(1,831,189)

n/a	n/a	n/a	n/a	1,699,431	782,889

(13,234,783)	(55,765,094)	(1,737,086)	(6,815,791)	265,897,253	942,704,473

(15,220,665)	(72,792,804)	(2,462,878)	(9,133,200)	268,692,527	988,802,502

29,372,114	102,164,918	4,413,235	13,546,435	3,712,681,378	2,723,878,876

$14,151,449	$29,372,114	$1,950,357	$4,413,235	$3,981,373,905	$3,712,681,378

10,909	317,617	—	26,188	47,340,874	123,734,964
110,442	503,138	49,573	46,745	3,493,766	5,119,434
(1,817,909)	(5,651,432)	(235,375)	(841,693)	(29,658,198)	(51,060,500)

(1,696,558)	(4,830,677)	(185,802)	(768,760)	21,176,442	77,793,898

1,901	21,988	13,721	14,604	11,477,239	22,702,677
73,965	270,930	18,752	32,633	835,743	1,309,140
(95,615)	(2,810,677)	(70,036)	(44,857)	(8,099,191)	(10,473,089)

(19,749)	(2,517,759)	(37,563)	2,380	4,213,791	13,538,728

n/a	n/a	n/a	n/a	173,089	251,341
n/a	n/a	n/a	n/a	1,458	2,154
n/a	n/a	n/a	n/a	(11,415)	(176,437)

n/a	n/a	n/a	n/a	163,132	77,058

(1,716,307)	(7,348,436)	(223,365)	(766,380)	25,553,365	91,409,684

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Credit Fund
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
Operations:
Net Investment Income	$4,592,596	$8,805,288
Net Realized Gain (Loss) on Investments	368,799	(1,012,683)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,803,669	2,373,819

Net Increase (Decrease) in Net Assets Resulting from Operations	6,765,064	10,166,424

Distributions:
Institutional Class Shares	(4,690,538)	(10,632,463)
Investor Class Shares	(272,317)	(695,665)
A Class Shares	(8,944)	(15,260)
Return of Capital:
Institutional Class Shares	—	—
Investor Class Shares	—	—
A Class Shares	—	—

Total Distributions	(4,971,799)	(11,343,388)

Capital Share Transactions:
Institutional Class Shares:
Issued	22,021,157	32,336,884
Reinvestment of Dividends	904,503	1,746,933
Redeemed	(14,279,395)	(30,213,513)

Net Increase in Net Assets from Institutional Class Share Transactions	8,646,265	3,870,304

Investor Class Shares:
Issued	567,918	2,631,594
Reinvestment of Dividends	266,759	623,737
Redeemed	(1,534,565)	(3,577,126)

Net Increase in Net Assets from Investor Class Share Transactions	(699,888)	(321,795)

A Class Shares:
Issued	255,422	215,918
Reinvestment of Dividends	8,597	15,260
Redeemed	(69,939)	—

Net Increase in Net Assets from A Class Share Transactions	194,080	231,178

Net Increase in Net Assets from Capital Share Transactions	8,140,457	3,779,687

Total Increase (Decrease) in Net Assets	9,933,722	2,602,723

Net assets:
Beginning of Year	213,555,764	210,953,041

End of Year	$223,489,486	$213,555,764

Share Transactions:
Institutional Class Shares:
Issued	2,265,814	3,341,399
Reinvestment of Dividends	93,219	181,262
Redeemed	(1,467,709)	(3,120,283)

Total Increase (Decrease) in Institutional Class Shares	891,324	402,378

Investor Class Shares:
Issued	58,434	271,984
Reinvestment of Dividends	27,531	64,781
Redeemed	(158,187)	(371,231)

Total Increase (Decrease) in Investor Class Shares	(72,222)	(34,466)

A Class Shares:
Issued	26,313	22,266
Reinvestment of Dividends	887	1,586
Redeemed	(7,195)	—

Total Increase in A Class Shares	20,005	23,852

Net Increase (Decrease) in Shares Outstanding	839,107	391,764

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

*	Fund commenced operations on October 31, 2019.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Low Duration Bond Fund		Municipal Bond Fund		Global Bond Fund*
Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Period Ended January 31, 2020 (Unaudited)

$3,580,058	$6,904,478	$1,590,008	$3,754,046	$1,201
42,267	(47,515)	974,533	27,584	38
2,559,658	4,287,164	344,285	4,748,549	1,077

6,181,983	11,144,127	2,908,826	8,530,179	2,316

(3,355,325)	(6,209,133)	(1,767,519)	(3,702,767)	(1,159)
(219,583)	(508,809)	(72,596)	(97,625)	—
—	—	—	—	—

—	—	(26,692)	—	—
—	—	(1,155)	—	—
—	—	—	—	—

(3,574,908)	(6,717,942)	(1,867,962)	(3,800,392)	(1,159)

52,321,994	92,727,991	4,088,214	18,945,654	1,033,112
1,018,043	1,740,731	360,014	713,820	30
(33,903,147)	(60,805,994)	(70,132,137)	(36,122,733)	(9)

19,436,890	33,662,728	(65,683,909)	(16,463,259)	1,033,133

2,888,106	3,583,916	136,238	2,117,279	100
214,482	475,937	55,872	89,852	—
(5,990,580)	(7,221,447)	(236,272)	(133,770)	—

(2,887,992)	(3,161,594)	(44,162)	2,073,361	100

n/a	n/a	n/a	n/a	100
n/a	n/a	n/a	n/a	—
n/a	n/a	n/a	n/a	—

n/a	n/a	n/a	n/a	100

16,548,898	30,501,134	(65,728,071)	(14,389,898)	1,033,333

19,155,973	34,927,319	(64,687,207)	(9,660,111)	1,034,490

343,682,060	308,754,741	161,516,160	171,176,271	—

$362,838,033	$343,682,060	$96,828,953	$161,516,160	$1,034,490

5,077,840	9,066,205	388,454	1,841,451	103,308
98,805	170,373	34,242	69,464	3
(3,288,317)	(5,947,520)	(6,628,866)	(3,525,533)	(1)

1,888,328	3,289,058	(6,206,170)	(1,614,618)	103,310

280,100	350,504	12,965	203,466	10
20,805	46,595	5,313	8,736	—
(581,327)	(704,905)	(22,436)	(12,797)	—

(280,422)	(307,806)	(4,158)	199,405	10

n/a	n/a	n/a	n/a	10
n/a	n/a	n/a	n/a	—
n/a	n/a	n/a	n/a	—

n/a	n/a	n/a	n/a	10

1,607,906	2,981,252	(6,210,328)	(1,415,213)	103,330

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2020 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Growth Equity Fund

Institutional Class Shares
2020***	$13.82	$0.02	$1.46	$1.48	$(0.04)	$(1.39)	$(1.43)	$13.87	11.23%	$301,432	0.63	%*	0.63	%*	0.28%*	11	%**
2019	14.49	0.05	1.09	1.14	(0.04)	(1.77)	(1.81)	13.82	10.34	290,773	0.63		0.63		0.34	25
2018	14.82	0.04	3.18	3.22	(0.03)	(3.52)	(3.55)	14.49	25.05	272,509	0.65		0.65		0.26	15
2017	13.61	0.04	2.51	2.55	(0.02)	(1.32)	(1.34)	14.82	20.54	251,675	0.79		0.79		0.27	16
2016	15.61	0.02	(0.32)	(0.30)	(0.02)	(1.68)	(1.70)	13.61	(1.72)	348,935	0.80		0.80		0.11	23
2015	14.49	0.03	2.00	2.03	(0.03)	(0.88)	(0.91)	15.61	14.45	388,998	0.80		0.80		0.21	19

Investor Class Shares
2020***	$13.61	$—	$1.44	$1.44	$(0.01)	$(1.39)	$(1.40)	$13.65	11.09%	$50,916	0.88	%*	0.88	%*	0.03%*	11	%**
2019	14.30	0.01	1.08	1.09	(0.01)	(1.77)	(1.78)	13.61	10.05	47,111	0.88		0.88		0.09	25
2018	14.70	—	3.15	3.15	(0.03)	(3.52)	(3.55)	14.30	24.72	46,266	0.90		0.90		0.01	15
2017	13.51	0.01	2.50	2.51	—	(1.32)	(1.32)	14.70	20.33	40,287	1.04		1.04		0.04	16
2016	15.53	(0.02)	(0.32)	(0.34)	—	(1.68)	(1.68)	13.51	(2.01)	64,238	1.05		1.05		(0.14)	23
2015	14.43	(0.01)	1.99	1.98	—	(0.88)	(0.88)	15.53	14.17	64,522	1.05		1.05		(0.03)	19

Value Equity Fund

Institutional Class Shares
2020***	$7.75	$0.08	$0.28	$0.36	$(0.08)	$(1.21)	$(1.29)	$6.82	4.56%	$9,490	0.98	%*	0.98	%*	2.16%*	35	%**
2019	9.17	0.15	(0.34)	(0.19)	(0.15)	(1.08)	(1.23)	7.75	(1.12)	23,922	0.74		0.74		1.79	41
2018	9.11	0.14	0.70	0.84	(0.14)	(0.64)	(0.78)	9.17	9.37	72,653	0.70		0.70		1.50	26
2017	10.02	0.19	1.19	1.38	(0.19)	(2.10)	(2.29)	9.11	14.48	88,541	0.80		0.80		1.90	35
2016	11.20	0.15	(0.16)‡	(0.01)	(0.15)	(1.02)	(1.17)	10.02	0.55	315,388	0.80		0.80		1.54	52
2015	11.18	0.15	1.04	1.19	(0.16)	(1.01)	(1.17)	11.20	11.14	273,297	0.80		0.80		1.37	53

Investor Class Shares
2020***	$7.73	$0.08	$0.27	$0.35	$(0.07)	$(1.21)	$(1.28)	$6.80	4.44%	$4,661	1.26	%*	1.26	%*	2.00%*	35	%**
2019	9.16	0.15	(0.37)	(0.22)	(0.13)	(1.08)	(1.21)	7.73	(1.46)	5,450	0.99		0.99		1.77	41
2018	9.10	0.11	0.71	0.82	(0.12)	(0.64)	(0.76)	9.16	9.16	29,512	0.95		0.95		1.23	26
2017	10.01	0.17	1.18	1.35	(0.16)	(2.10)	(2.26)	9.10	14.20	28,678	1.05		1.05		1.69	35
2016	11.19	0.13	(0.17)‡	(0.04)	(0.12)	(1.02)	(1.14)	10.01	0.30	60,576	1.05		1.05		1.29	52
2015	11.17	0.13	1.03	1.16	(0.13)	(1.01)	(1.14)	11.19	10.90	57,837	1.05		1.05		1.13	53

Mid Cap Equity Fund

Institutional Class Shares
2020***	$7.45	$0.02	$0.22	$0.24	$(0.01)	$(2.40)	$(2.41)	$5.28	3.66%	$1,689	1.55	%*	3.47	%*	0.51%*	21	%**
2019	9.97	0.02	0.14	0.16	(0.02)	(2.66)	(2.68)	7.45	5.67	3,767	1.55		1.90		0.25	57
2018	10.65	0.01	1.41	1.42	—	(2.10)	(2.10)	9.97	14.09	12,701	1.34		1.34		0.08	55
2017	9.85	(0.01)	1.48	1.47	—	(0.67)	(0.67)	10.65	15.47	10,606	1.36		1.36		(0.15)	38
2016	13.73	(0.06)	(1.30)	(1.36)	—	(2.52)	(2.52)	9.85	(9.08)	10,576	1.45		1.45		(0.57)	102
2015	14.57	(0.15)	1.91	1.76	—	(2.60)	(2.60)	13.73	14.26	15,971	1.47	(2)	1.42		(1.08)	80

Investor Class Shares
2020***	$7.30	$0.01	$0.23	$0.24	$—	$(2.40)	$(2.40)	$5.14	3.78%	$261	1.78	%*	3.86	%*	0.29%*	21	%**
2019	9.82	—	0.15	0.15	(0.01)	(2.66)	(2.67)	7.30	5.60	646	1.80		2.25		(0.01)	57
2018	10.52	—	1.40	1.40	—	(2.10)	(2.10)	9.82	14.04	845	1.52		1.52		0.01	55
2017	9.74	(0.04)	1.49	1.45	—	(0.67)	(0.67)	10.52	15.43	6,531	1.62		1.62		(0.41)	38
2016	13.65	(0.04)	(1.35)	(1.39)	—	(2.52)	(2.52)	9.74	(9.38)	3,421	1.73		1.73		(0.43)	102
2015	14.53	(0.19)	1.91	1.72	—	(2.60)	(2.60)	13.65	14.01	583	1.74	(2)	1.70		(1.39)	80

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2020.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	Per share data calculated using the average shares method.
(2)	Ratio includes previously waived investment advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2020 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Total Return Bond Fund

Institutional Class Shares
2020***	$10.42	$0.19	$0.02	0.21	$(0.20)	$—	$(0.20)	$10.43	1.99%	$3,414,156	0.46	%*	0.46	%*	3.63	%*	15	%**
2019	10.28	0.39	0.13	0.52	(0.38)	—	(0.38)	10.42	5.19%	3,191,392	0.47		0.48		3.77		40
2018	10.50	0.37	(0.20)	0.17	(0.37)	(0.02)	(0.39)	10.28	1.60	2,349,388	0.48		0.48		3.60		15
2017	10.52	0.39	(0.02)	0.37	(0.38)	(0.01)	(0.39)	10.50	3.63	1,918,126	0.51		0.51		3.68		24
2016	10.56	0.41	—	0.41	(0.40)	(0.05)	(0.45)	10.52	4.02	1,606,097	0.52		0.52		3.90		32
2015	10.90	0.38	(0.21)	0.17	(0.38)	(0.13)	(0.51)	10.56	1.58	1,565,895	0.51		0.51		3.51		49

Investor Class Shares
2020***	$10.41	$0.18	$0.01	0.19	$(0.18)	$—	(0.18)	$10.42	1.86%	$564,519	0.71	%*	0.71	%*	3.38	%*	15	%**
2019	10.28	0.36	0.13	0.49	(0.36)	—	(0.36)	10.41	4.83	520,291	0.72		0.73		3.51		40
2018	10.50	0.35	(0.21)	0.14	(0.34)	(0.02)	(0.36)	10.28	1.35	374,298	0.73		0.73		3.35		15
2017	10.52	0.36	(0.02)	0.34	(0.35)	(0.01)	(0.36)	10.50	3.37	324,772	0.76		0.76		3.43		24
2016	10.56	0.38	—	0.38	(0.37)	(0.05)	(0.42)	10.52	3.76	260,702	0.77		0.77		3.65		32
2015	10.90	0.35	(0.20)	0.15	(0.36)	(0.13)	(0.49)	10.56	1.33	253,157	0.75		0.75		3.26		49

A Class Shares
2020***	$10.41	$0.18	$0.01	0.19	$(0.18)	$—	(0.18)	$10.42	1.87%	$2,699	0.72	%*	0.72	%*	3.38	%*	15	%**
2019	10.28	0.36	0.11	0.47	(0.34)	—	(0.34)	10.41	4.69	998	0.82		0.83		3.49		40
2018(a)	10.29	0.05	(0.01)	0.04	(0.05)	—	(0.05)	10.28	0.44	193	0.88	*	0.88	*	3.05	*	15	**

Credit Fund

Institutional Class Shares
2020***	$9.72	$0.20	$0.10	0.30	$(0.22)	$—	(0.22)	$9.80	3.13%	$210,135	0.69%		0.69%		4.17	%*	13	%**
2019	9.78	0.40	0.06	0.46	(0.49)	(0.03)	(0.52)	9.72	4.88	199,800	0.70		0.70		4.18		19
2018	9.99	0.56	(0.17)	0.39	(0.47)	(0.13)	(0.60)	9.78	3.96	197,014	0.71		0.71		5.67		33
2017	9.63	0.55	0.30	0.85	(0.49)	—	(0.49)	9.99	9.08	163,210	0.81		0.81		5.57		27
2016	9.86	0.49	(0.24)	0.25	(0.48)^	—	(0.48)	9.63	2.79	129,395	0.83		0.83		5.27		36
2015	10.27	0.49	(0.34)	0.15	(0.49)	(0.07)	(0.56)	9.86	1.45	88,349	0.84		0.84		4.83		47

Investor Class Shares
2020***	$9.71	$0.19	$0.10	0.29	$(0.21)	$—	(0.21)	$9.79	3.00%	$12,765	0.94%		0.94%		3.93	%*	13	%**
2019	9.77	0.38	0.05	0.43	(0.46)	(0.03)	(0.49)	9.71	4.62	13,366	0.95		0.95		3.93		19
2018	9.98	0.54	(0.18)	0.36	(0.44)	(0.13)	(0.57)	9.77	3.71	13,779	0.96		0.96		5.41		33
2017	9.62	0.52	0.31	0.83	(0.47)	—	(0.47)	9.98	8.82	13,317	1.06		1.06		5.28		27
2016	9.85	0.47	(0.25)	0.22	(0.45)^	—	(0.45)	9.62	2.54	10,565	1.08		1.08		5.02		36
2015	10.26	0.46	(0.34)	0.12	(0.46)	(0.07)	(0.53)	9.85	1.19	9,671	1.08		1.08		4.58		47

A Class Shares
2020***	$9.71	$0.19	$0.09	0.28	$(0.21)	$—	(0.21)	$9.78	2.91%	$589	0.94%		0.94%		3.91	%*	13	%**
2019	9.76	0.37	0.06	0.43	(0.45)	(0.03)	(0.48)	9.71	4.60	390	1.05		1.05		3.83		19
2018(a)	9.80	0.08	(0.04)	0.04	(0.08)	—	(0.08)	9.76	0.36	160	1.11	*	1.11	*	4.68	*	33	**

Low Duration Bond Fund

Institutional Class Shares
2020***	$10.28	$0.11	$0.07	0.18	$(0.11)	$—	(0.11)	$10.35	1.73%	$340,087	0.43	%*	0.43	%*	2.06	%*	51	%**
2019	10.14	0.22	0.13	0.35	(0.21)	—	(0.21)	10.28	3.52	318,215	0.43		0.43		2.16		23
2018	10.25	0.19	(0.11)	0.08	(0.19)^	—	(0.19)	10.14	0.80	280,519	0.45		0.45		1.83		20
2017	10.28	0.18	(0.03)	0.15	(0.18)	—	(0.18)	10.25	1.48	244,575	0.46		0.46		1.80		26
2016	10.30	0.16	(0.01)	0.15	(0.17)	—	(0.17)	10.28	1.43	214,708	0.51		0.51		1.58		36
2015	10.30	0.13	—	0.13	(0.13)	—	(0.13)	10.30	1.30	214,904	0.52		0.52		1.29		52

Investor Class Shares
2020***	$10.28	$0.09	$0.08	0.17	$(0.09)	$—	(0.09)	$10.36	1.70%	$22,751	0.69	%*	0.69	%*	1.81	%*	51	%**
2019	10.14	0.19	0.14	0.33	(0.19)	—	(0.19)	10.28	3.26	25,467	0.68		0.68		1.90		23
2018	10.25	0.16	(0.10)	0.06	(0.17)^	—	(0.17)	10.14	0.54	28,236	0.70		0.70		1.58		20
2017	10.28	0.16	(0.03)	0.13	(0.16)	—	(0.16)	10.25	1.24	28,317	0.71		0.71		1.55		26
2016	10.30	0.14	(0.02)	0.12	(0.14)	—	(0.14)	10.28	1.18	19,678	0.76		0.76		1.33		36
2015	10.30	0.11	—	0.11	(0.11)	—	(0.11)	10.30	1.05	19,026	0.77		0.77		1.04		52

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2020.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Includes a return of capital of less than $0.01 per share.
(a)	Commenced operations on June 1, 2018.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2020 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year (000)		Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Municipal Bond Fund

Institutional Class Shares
2020***	$10.51	$0.11	$0.08	$0.19	$(0.13)	$—	$(0.13)	$10.57	1.88	%††	$90,544		0.42	%*	0.52	%*	2.02	%*	10	%**
2019	10.20	0.24	0.31	0.55	(0.24)	— ^^	(0.24)	10.51	5.49	%††	155,224		0.41		0.51		2.31		9
2018	10.46	0.24	(0.21)	0.03	(0.25)	(0.04)	(0.29)	10.20	0.26	††	167,105		0.43		0.53		2.35		3
2017	10.70	0.24	(0.24)	—	(0.24)	—	(0.24)	10.46	0.00	††	259,606		0.42		0.52		2.28		21
2016	10.51	0.26	0.18	0.44	(0.25)	—	(0.25)	10.70	4.22	††	265,697		0.42		0.52		2.45		5
2015	10.52	0.26	0.01	0.27	(0.27)	(0.01)	(0.28)	10.51	2.52	††	234,565		0.42		0.52		2.49		9

Investor Class Shares
2020***	$10.51	$0.09	$0.09	$0.18	$(0.12)	$—	$(0.12)	$10.57	1.75	%††	$6,285		0.67	%*	0.77	%*	1.77	%*	10	%**
2019	10.20	0.21	0.31	0.52	(0.21)	— ^^	(0.21)	10.51	5.21	%††	6,292		0.66		0.76		2.07		9
2018	10.46	0.22	(0.22)	—	(0.22)	(0.04)	(0.26)	10.20	0.00	††	4,071		0.68		0.78		2.12		3
2017	10.70	0.21	(0.24)	(0.03)	(0.21)	—	(0.21)	10.46	(0.25	)††	5,440		0.67		0.77		2.03		21
2016	10.50	0.23	0.19	0.42	(0.22)	—	(0.22)	10.70	4.06	††	5,432		0.67		0.77		2.18		5
2015	10.52	0.24	(0.01)	0.23	(0.24)	(0.01)	(0.25)	10.50	2.16	††	3,906		0.67		0.77		2.25		9

Global Bond Fund

Institutional Class Shares
2020****	$10.00	$0.01	$0.01	$0.02	$(0.01)	$—	$(0.01)	$10.01	0.22	%††	$1,034		1.00	%*	27.66	%*(2)	0.50	%*	87	%**

Investor Class Shares
2020****	$10.00	$—	$0.03	$0.03	$(0.01)	$—	$(0.01)	$10.02	0.32	%††	$—	(3)	0.20	%*	3735.94	%*(2)	(0.08	)%*	87	%**

A Class Shares
2020****	$10.00	$—	$0.03	$0.03	$(0.01)	$—	$(0.01)	$10.02	0.32	%††	$—	(3)	0.04	%*	3735.78	%*(2)	0.08	%*	87	%**

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2020.
****	Fund commenced operations on October 31, 2019.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
^^	Amount is less than $0.005 per share.
(1)	Per share data calculated using the average shares method.
(2)	Ratio reflects the impact of the low level of average Net Assets.
(3)	Amount is less than $500.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Frost Family of Funds (the “Trust”) is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 11, 2018. The Frost Family of Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Value Equity Fund (the “Value Equity Fund”), Frost Mid Cap Equity Fund (the “Mid Cap Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), Frost Municipal Bond Fund (the “Municipal Bond Fund”), and Frost Global Fund (“Global Bond Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long-term capital appreciation. The Value Equity Fund seeks to achieve long-term capital appreciation and current income. The Mid Cap Equity Fund seeks to maximize long-term capital appreciation. The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Global Bond Fund seeks to maximize total return, consisting of income and capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares, Investor Class Shares and A Class Shares.

Each Fund, except for the Global Bond Fund, is a successor to a corresponding predecessor mutual fund of the same name that was a series of The Advisors’ Inner Circle Fund II (each, a “Predecessor Fund” and, collectively, the “Predecessor Funds”). Each Predecessor Fund was managed by Frost Investment Advisors, LLC (the “Adviser” or “Frost”) using substantially the same investment objectives, strategies, policies and restrictions as those used by its corresponding Fund. Each Predecessor Fund was reorganized into its corresponding Fund on June 24, 2019 in connection with each Fund’s commencement of operations (each, a “Reorganization”). Each Predecessor Fund is treated as the survivor of the relevant Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Funds (excluding the Global Bond Fund) for periods prior to June 24, 2019 is that of the Predecessor Funds.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if avail- able. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not avail- able on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0

cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds dis- close fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2020, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Sub- chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon

FROST FAMILY OF FUNDS	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 2 0

examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2020, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended January 31, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund and Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Value Equity Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund, and Global Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Line of Credit — The Funds entered into an agreement which enables them to participate in a $100 million unsecured committed revolving line of credit on a first come, first serve basis, with MUFG Union Bank, N.A. (the “Custodian”) which expires June 30, 2020. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Custodian’s current reference rate. As of January 31, 2020, there were no borrowings out- standing. Listed below are Funds which had borrowings during the period ended January 31, 2020:

	Maximum Amount Borrowed	Number of Days Outstanding	Average Outstanding Balance	Daily Weighted Average Interest Rate	Interest Paid
Value Equity Fund	$1,339,708	15	$127,226	4.95%	$300
Mid Cap Equity Fund	246,874	9	133,433	4.94	163

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

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4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended January 31, 2020, the Funds were charged as follows for these services: $124,040 in the Growth Equity Fund, $7,737 in the Value Equity Fund, $1,081 in the Mid Cap Equity Fund, $1,400,843 in the Total Return Bond Fund, $80,333 in the Credit Fund, $127,366 in the Low Duration Bond Fund, $57,560 in the Municipal Bond Fund, and $18,887 in the Global Bond Fund.

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares and A Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares and A Class Shares as compensation for distribution services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for share- holder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for share- holders’ accounts and other shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

The Adviser serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Cullen/ Frost Bankers, Inc. (“Frost Bank”). For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until June 24, 2021 (the “Contractual Expense Limitation”) for the Growth Equity Fund, Value Equity Fund, Mid Cap Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund. The Adviser is entitled to the same fee for its services to each Predecessor Fund as it is for each Predecessor Fund’s corresponding Fund. In addition, the Adviser agreed to the same Contractual Expense Limitation and Voluntary Expense Limitation, as applicable, for each Predecessor Fund as with its corresponding Fund. The Adviser has also contractually agreed to reduce its fees and/or reimburse expenses for the Global Bond Fund to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until November 30, 2020.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation	A Class Shares Contractual Expense Limitation

Growth Equity Fund†	0.50%	1.25%	1.50%	N/A

Value Equity Fund†	0.50%	1.25%	1.50%	N/A

Mid Cap Equity Fund†	0.50%	1.55%	1.80%	N/A

Total Return Bond Fund	0.35%	0.95%	1.20%	1.35%

Credit Fund††	0.50%	1.00%	1.25%	1.40%

Low Duration Bond Fund	0.30%	0.95%	1.20%	N/A

Global Bond Fund	0.50%	1.00%	1.25%	1.40%

†	Prior to September 1, 2017, the investment advisory fee was 0.65%.
††	Prior to September 1, 2017, the investment advisory fee was 0.60%.

The Adviser has voluntarily agreed to reduce its investment advisory fees for the Municipal Bond Fund as set forth below (“Voluntary Fee Reduction”). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below (“Voluntary Expense Limitation”). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

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The table below shows the rate of the Municipal Bond Fund’s investment advisory fee and the Adviser’s Voluntary Fee Reduction and Voluntary Expense Limitation.

Fund	Advisory Fee Before Voluntary Fee Reduction	Adviser’s Voluntary Fee Reduction	Institutional Class Shares Voluntary Expense Limitation	Investor Class Shares Voluntary Expense Limitation

Municipal Bond Fund	0.35%	0.10%	1.05%	1.30%

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the period ended January 31, 2020, the Adviser did not recapture previously waived/reimbursed fees for the Funds. As of January 31, 2020, the Mid Cap Equity Fund and Global Bond Fund had $44,469 and $66,033, respectively, of advisory fees waived which may be recouped by the Advisor through their expiration in 2022. A liability was not recorded as of January 31, 2020 due to the Advisor’s assessment this recoupment is unlikely.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the period ended January 31, 2020 were as follows:

	U.S. Government	Other	Total

Growth Equity Fund
Purchases	$—	$34,678,550	$34,678,550
Sales	—	39,240,639	39,240,639

Value Equity Fund
Purchases	—	7,360,620	7,360,620
Sales	—	22,845,586	22,845,586

Mid Cap Equity Fund
Purchases	—	608,198	608,198
Sales	—	2,935,666	2,935,666

Total Return Bond Fund
Purchases	282,647,275	480,862,915	763,510,190
Sales	182,918,609	332,171,367	515,089,976

	U.S. Government	Other	Total

Credit Fund
Purchases	$—	$31,807,725	$31,807,725
Sales	—	23,044,312	23,044,312

Low Duration Bond Fund
Purchases	122,977,591	64,240,008	187,217,599
Sales	114,343,710	46,066,559	160,410,269

Municipal Bond Fund
Purchases	—	12,384,374	12,384,374
Sales	—	60,930,708	60,930,708

Global Bond Fund
Purchases	947,959	293,441	1,241,400
Sales	599,285	—	599,285

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to Rule 17a-7 of the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the period ended January 31, 2020, there were no 17a-7 transactions.

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. During the year ended July 31, 2019, there were no such permanent reclassifications.

The tax character of dividends and distributions declared during the years ended July 31, 2019 and July 31, 2018 was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2019	$—	$792,945	$38,925,590	$—	$39,718,535
2018	—	2,140,905	66,489,932	—	68,630,837
Value Equity Fund
2019	—	1,288,977	8,800,154	—	10,089,131
2018	—	1,879,241	7,090,261	—	8,969,502

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	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Mid Cap Equity Fund
2019	$—	$170,406	$2,273,195	$—	$2,443,601
2018	—	106,520	2,287,565	—	2,394,085
Total Return Bond Fund
2019	—	118,764,303	—	—	118,764,303
2018	—	89,599,810	2,753,642	—	92,353,452
Credit Fund
2019	—	10,589,414	753,974	—	11,343,388
2018	—	9,436,328	2,211,045	—	11,647,373
Low Duration Bond Fund
2019	—	6,717,942	—	—	6,717,942
2018	—	5,332,442	—	123,530	5,455,972
Municipal Bond Fund
2019	3,585,302	215,090	—	—	3,800,392
2018	4,691,519	71,882	866,538	—	5,629,939

As of July 31, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Loss	Late-Year Losses Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Earnings (Accumulated Losses)
Growth Equity Fund	$560,769	$—	$23,520,604	$—	$—	$—	$149,347,559	$5	$173,428,937
Value Equity Fund	16,695	—	1,297,572	—	—	—	2,256,378	3	3,570,648
Mid Cap Equity Fund	—	—	652,227	—	—	—	412,095	2	1,064,324
Total Return Bond Fund	197,689	—	—	(9,979,178)	(17,434,191)	—	(2,843,414)	19	(30,059,075)
Credit Fund	19,447	—	—	—	(3,075,517)	—	(78,642)	(3)	(3,134,715)
Low Duration Bond Fund	171,263	—	—	(1,560,644)	(37,965)	—	2,016,006	6	588,666
Municipal Bond Fund	—	81,144	27,584	—	—	—	3,497,820	(3)	3,606,545

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2018 through July 31, 2019, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2019 through July 31, 2019 and specified losses realized on investment transactions from November 1, 2018 through July 31, 2019, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long -Term Loss	Total
Total Return Bond Fund	$—	$9,979,178	$9,979,178
Low Duration Bond Fund	1,293,712	266,932	1,560,644

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2020 were as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$183,668,358	$168,681,155	$—	$168,681,155
Value Equity Fund	13,181,940	1,559,862	(439,244)	1,120,618
Mid Cap Equity Fund	1,780,080	232,913	(62,050)	170,863
Total Return Bond Fund	3,963,438,665	121,060,732	(121,172,068)	(111,336)
Credit Fund	220,106,993	6,022,472	(4,297,445)	1,725,027
Low Duration Bond Fund	352,678,570	4,596,596	(20,932)	4,575,664
Municipal Bond Fund	92,437,961	3,746,822	—	3,746,822
Global Bond Fund	1,021,440	2,596	(1,519)	1,077

8. Risks:

Asset-Backed and Mortgage-Backed Securities Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Global Bond Fund): Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the under- lying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Convertible Securities Risk (Mid Cap Equity Fund): The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the under- lying common stock because of the conversion or exercise feature.

Collateralized Loan Obligations Risk (Credit Fund, Global Bond Fund, Low Duration Bond Fund, Total Return Bond Fund): Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Credit Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund, Global Bond Fund): The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

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U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Currency Risk (Global Bond Fund): As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk (Global Bond Fund): The Fund’s use of options, futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described elsewhere in this section. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Equity Risk (Growth Equity Fund, Value Equity Fund, Mid Cap Equity Fund): Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of each Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund.

Foreign Company/Emerging Markets Risk (Global Bond Fund): Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Company Risk (Growth Equity Fund, Value Equity Fund, Credit Fund, Global Bond Fund): Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique

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to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Sovereign Debt Securities Risk (Global Bond Fund): The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Geographic Focus Risk (Global Bond Fund): To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Growth Style Risk (Growth Equity Fund): The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

High Yield Bond Risk (Municipal Bond Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund, Global Bond Fund): High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Interest Rate Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund, Global Bond Fund): As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off

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mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

Issuer Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Global Bond Fund): The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk (Credit Fund): The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIBOR Replacement Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund and Global Bond Fund): The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Global Bond Fund): The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Each Fund): The risk that the investment techniques and risk analyses applied by the Adviser will not pro- duce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing each Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk (Each Fund): The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Mid-Capitalization Company Risk (Mid Cap Equity Fund): The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Municipal Issuers Risk (Low Duration Bond Fund, Municipal Bond Fund, Total Return Bond Fund, Global Bond Fund): There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of each Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Preferred Stock Risk (Mid Cap Equity Fund): Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on

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the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Prepayment and Extension Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Global Bond Fund, Municipal Bond Fund): Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Repurchase Agreement Risk (Credit Bond Fund, Global Bond Fund, Low Duration Bond Fund, Total Return Bond Fund): Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Rights and Warrants Risk (Mid Cap Equity Fund): The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or war- rant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Sector Focus Risk (Growth Equity Fund, Mid-Cap Equity Fund, Value Equity Fund, Credit Fund, Global Bond Fund, Low Duration Bond Fund, Total Return Bond Fund): Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small- and Mid-Capitalization Company Risk (Growth Equity Fund, Value Equity Fund): The small- and mid-capitalization companies in which these Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

State-Specific Risk (Municipal Bond Fund): The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

Structured Note Risk (Credit Fund): The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Value Style Risk (Value Equity Fund): The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk (Credit Fund): These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest- bearing securities having similar maturities and credit quality.

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In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Other:

On January 31, 2020, the number of shareholders below held the following percentage of the outstanding shares of the Funds:

	# of Shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	3	72.07%
Investor Class Shares	1	84.80%
Value Equity Fund
Institutional Class Shares	3	89.39%
Investor Class Shares	1	14.72%
Mid Cap Equity Fund
Institutional Class Shares	3	94.50%
Investor Class Shares	2	77.84%
Total Return Bond Fund
Institutional Class Shares	4	56.33%
Investor Class Shares	1	16.30%
A Class Shares	2	53.30%
Credit Fund
Institutional Class Shares	3	86.94%
Investor Class Shares	1	83.12%
A Class Shares	2	44.42%
Low Duration Bond Fund
Institutional Class Shares	3	68.14%
Investor Class Shares	1	53.27%
Municipal Bond Fund
Institutional Class Shares	2	62.49%
Investor Class Shares	3	90.26%
Global Bond Fund
Institutional Class Shares	1	96.80%
Investor Class Shares	1	100.00%
A Class Shares	1	100.00%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2020.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2019 to January 31, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Annualized Expense Ratios	Expenses Paid During Period*

Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,112.30	0.63%	$3.35
Investor Class Shares	$1,000.00	$1,110.90	0.88%	$4.67
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.97	0.63%	$3.20
Investor Class Shares	$1,000.00	$1,020.71	0.88%	$4.47

Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,045.60	0.98%	$5.04
Investor Class Shares	$1,000.00	$1,044.40	1.28%	$6.48
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.21	0.98%	$4.98
Investor Class Shares	$1,000.00	$1,018.80	1.26%	$6.39

Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,036.60	1.55%	$7.93
Investor Class Shares	$1,000.00	$1,037.80	1.78%	$9.32
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.34	1.55%	$7.86
Investor Class Shares	$1,000.00	$1,015.99	1.82%	$9.22

Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,019.90	0.46%	$2.34
Investor Class Shares	$1,000.00	$1,018.60	0.71%	$3.60
A Class Shares	$1,000.00	$1,018.70	0.72%	$3.65
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.82	0.46%	$2.34
Investor Class Shares	$1,000.00	$1,021.57	0.71%	$3.61
A Class Shares	$1,000.00	$1,021.52	0.72%	$3.66

	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Annualized Expense Ratios	Expenses Paid During Period*

Credit Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,031.30	0.69%	$3.52
Investor Class Shares	$1,000.00	$1,030.00	0.94%	$4.80
A Class Shares	$1,000.00	$1,029.10	0.94%	$4.79
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.67	0.69%	$3.51
Investor Class Shares	$1,000.00	$1,020.41	0.94%	$4.77
A Class Shares	$1,000.00	$1,020.41	0.94%	$4.77

Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.30	0.43%	$2.18
Investor Class Shares	$1,000.00	$1,017.00	0.69%	$3.50
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.97	0.43%	$2.19
Investor Class Shares	$1,000.00	$1,021.67	0.69%	$3.51

Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,018.80	0.42%	$2.13
Investor Class Shares	$1,000.00	$1,017.50	0.67%	$3.40
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,023.03	0.42%	$2.14
Investor Class Shares	$1,000.00	$1,021.77	0.67%	$3.40

Global Bond Fund**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,002.10	1.00%	$2.51
Investor Class Shares	$1,000.00	$1,003.20	0.20%	$0.50
A Class Shares	$1,000.00	$1,003.20	0.04%	$0.10
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,010.05	1.00%	$2.53
Investor Class Shares	$1,000.00	$1,000.00	0.20%	$0.50
A Class Shares	$1,000.00	$1,000.00	0.04%	$0.10

*

Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/366 (to reflect the one-half year period).

**	Fund commenced operations on October 31, 2019.

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BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Frost Global Bond Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of Frost Family of Funds (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on August 21, 2019 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; and (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

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BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Frost Family of Funds

Annual Report

Investment Adviser

Frost Investment Advisors, LLC

111 Houston Street, 10th Floor

San Antonio, Texas 78205

Independent Registered Public Accounting Firm

Ernst & Young LLP

111 West Houston St., Suite 1901

San Antonio, Texas 78205

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items	12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items	13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Frost Family of Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 9, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: April 9, 2020